UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-21632
Kiewit Investment Fund LLLP
(Exact name of registrant as specified in charter)
73 Tremont Street, Boston, Massachusetts 02108
(Address of principal executive offices) (Zip code)
Robert L. Giles, Jr.
73 Tremont Street
Boston, Massachusetts 02108
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: 1-800-443-4306
Date of fiscal year end: March 31
Date of reporting period: April 1, 2006 to September 30, 2006

Item 1.	Reports To Unitholders.
      The following is a copy of the report transmitted to unitholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
Kiewit Investment Fund LLLP
Semi-Annual Report
September 30, 2006
Investment Adviser
Offit Hall Capital Management LLC
www.kiewitinvestmentfund.com

Letter to Unitholders
September 30, 2006
Dear Unitholder:
We are pleased to report that as of September 30, 2006 the Fund had assets of more than $176 million and 634 investors!
Performance
For the semi-annual period covered by this report, April 1, 2006 through September 30, 2006, the Fund had a total return of 2.91% versus the Fund’s “balanced” benchmark, which was up 3.04%. Fund performance for the 6-month period, 1-year period and since inception in comparison to the benchmark (60% of the Russell 3000 Index/ 40% of the Lehman Brothers U.S. Aggregate Bond Index), is as follows:

	6–Months Ended		Average Annualized	Cumulative
	September 30, 2006	1-Year	Since Inception*	Since Inception*

Fund	2.91%	8.67%	8.74%	9.66%
Benchmark	3.04%	7.61%	7.65%	8.43%

*	The Fund commenced investment operations on August 24, 2005.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent quarter end may be obtained by calling 800-443-4306 or visiting www.kiewitinvestmentfund.com.
The Fund is diversified across various asset categories, as further described in the next section, Asset Allocation. During the six months ended September 30th, each of the categories had a positive contribution to the Fund’s performance.
As described in the Fund’s offering materials, the Fund is intended to be a long-term investment vehicle. Due to the investment goals and strategies of the Fund it is likely that the Fund’s performance, especially over short timeframes, will deviate, possibly dramatically, from the balanced benchmark.
Asset Allocation
The Asset Allocation for the Fund as of September 30, 2006 is shown below.

#	Short-term investments include cash/cash equivalents and other liabilities in excess of other assets.
Investments
As of September 30, 2006 the Fund continued to have assets with three sub-advisers: Payden & Rygel (cash and fixed income), SSgA FM (US Passive Equities) and Pzena Investment Management (US Active Equities). The Fund had a cash balance of just over 7%. The remaining cash represents a combination of cash held for liquidity (approximately 5%) and cash held pending investments (approximately 2%.)
Additionally, we continue to have a portion of Fund assets allocated to ValueAct Capital Partners II, LP (US Active Equities) and three active international equity funds: Oakmark International Fund (“Oakmark”), Longleaf International Equity Fund (“Longleaf) and Walter Scott & Partners International Equity LLC (“Walter Scott”). Liberty Square Strategic Partners IV (Asia) is a new international equity fund investment that invests in Asian equities, with a focus on Japan. The Fund continues to have hedge investments in three absolute return funds — Canyon Value Realization Fund LP (“Canyon”), FFIP LP (“FFIP”) and Perry Partners LP (“Perry”). The Fund also has investments in three equity hedge funds — Lansdowne European Strategic Equity Fund LP (“Lansdowne”), Royal Capital Value LP (“Royal”) and Tiedemann Global Emerging Markets QP, LP (“Tiedemann”).
Hedge Fund Spotlight
In this letter we will focus on the long-term role of hedge funds in the Fund portfolio. Hedge funds are private investment partnerships — as opposed to publicly available mutual funds — and typically have high investment minimums (in excess of $1 million per account) and typically require investors to “lock up” their money for one to two years.
There are risks associated with hedge fund investing, including but not limited to the ability to use leverage (borrowing which must be paid back), the manager’s broad investment latitude, limited liquidity and limited disclosure of the specific contents of the portfolio. Given these risks, why does the Fund invest in hedge funds? Hedge funds give their investment managers broad flexibility to implement investment ideas and we believe this flexibility is valuable as it offers more dynamic responses to market opportunities. Further, we believe that many of the most talented investment managers today manage hedge funds because they value the flexibility available through a hedge fund structure. Finally, we believe that investing in hedge funds has the potential to create additional diversification for the Fund as hedge funds can have different drivers of performance than other investment strategies. In sum, we believe that by investing in hedge funds on a selective basis the Fund has the opportunity to diversify its portfolio and have access to investment strategies and quality managers not available elsewhere.
The hedge fund managers that we recommend for the Fund follow comparable discipline to the mutual fund managers and sub-advisers we recommend. These are not managers who are taking excessive directional bets on the price of commodities for example; rather they are seasoned investors who make their investment decisions after rolling up their sleeves and doing their homework on the fundamentals. Prior to investing with a hedge fund manager, or any other manager for the Fund, we conduct due diligence on the managers including investment approach, operations and track record.
As of September 30th, the Fund’s overall allocation to hedge funds was just over 22%, with roughly two-thirds of the overall hedge fund allocation invested in “absolute return” focused managers and one-third allocated to “equity hedge” managers. Absolute return funds seek to generate positive annual returns with low volatility in all market environments. Equity hedge managers typically buy or sell short US and global equities. These investments tend to have a greater allocation of capital to long investments (owning the actual security) than short (selling a borrowed security which must be replaced) and are thus more correlated to the returns of equity markets than absolute return strategies.
The Fund’s current hedge fund portfolio:

•	Canyon, Perry and FFIP — “absolute return” focused managers

•	Canyon and Perry are both multi-strategy funds focusing on a broad range of investment opportunities globally; such as “event- driven” investing (i.e., where companies are involved in company specific events such as leveraged buyouts, hostile takeovers, mergers or spin-offs) or “distressed” investing (purchasing the securities of companies that are in various levels of financial distress including bankruptcy and other credit-related situations).
•	FFIP is a relative value manager which utilizes strategies such as “fixed income arbitrage” that attempt to take advantage of pricing differentials between related fixed income securities.

•	Lansdowne, Tiedemann and Royal — “equity hedge managers”

•	Royal is a US focused manager with the ability to make both traditional long investments in securities as well as “short” investments which can potentially make money when the price of a security declines.
•	Lansdowne makes long and short investments in developed and developing Europe.
•	Tiedemann invests in various emerging markets and tends to have fairly low “net exposure(1)” which is intended to help partially insulate Tiedemann’s portfolio from some of the dramatic ups and downs that can occur in emerging markets.

(1)	The sum of a portfolio manager’s long and short exposure is called gross exposure. For example a manager with 70% long exposure and 50% short exposure would have gross exposure of 120%. Net exposure is the difference between long and short exposure so in this example net exposure would be 20%.

The next report on the Fund will be the annual report as of March 31, 2007. We look forward to the opportunity to discuss the Fund again with you in our next report.
Sincerely,
Kathryn A. Hall
Offit Hall Capital Management LLC — Fund Adviser
Past performance does not guarantee future results.
Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security. References to other funds should not be interpreted as an offer of these securities.
An investment in the Fund entails substantial risks; loss of principal is possible. These risks include but are not limited to general market risks, fund specific risks, investment and securities specific risks, special investment instrument and technique risks, special risks of hedge funds and other unregistered portfolio funds. Please see the prospectus for further details. This may not be suitable for all investors.
The Balanced Benchmark is an unmanaged index created by the Adviser. It consists of a 60% weighting of the Russell 3000 Index and a 40% weighting of the Lehman Brothers U.S. Aggregate Bond Index. Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Lehman Brothers U.S. Aggregate Bond Index represents debt securities that are SEC-registered, taxable, and dollar denominated; the index covers the U.S. Investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. The Balanced Benchmark is not managed and does not reflect sales charges, commissions, expenses or taxes. Investments cannot be made directly into the Balanced Benchmark.

Kiewit Investment Fund LLLP
Performance Information (Unaudited)

Total Return For the Six Months Ended September 30, 2006	2.91%^
Total Return For the Balanced Benchmark for the Six Months Ended September 30, 2006*	3.04%^

Portfolio Summary
As of September 30, 2006 (Unaudited)

Payden & Rygel

Percentage
Top Five Short-Term Investments#	of Net Assets

Federal Farm Credit Bank 5.10%, due 10/06/06 (a)	1.8%
Federal Agricultural Mortgage Corp. 5.09%, due 10/30/06 (a)	1.8
Federal National Mortgage Assn. 5.13%, due 10/12/06 (a)	1.8
Federal Home Loan Bank 5.16%, due 10/18/06 (a)	1.8
U.S. Treasury Bill 4.76%, due 12/14/06 (a)(e)	1.4

Total	8.6%
Pzena Investment Management, LLC

Percentage
Top Five Common Stocks††	of Net Assets

Allstate Corp. (The)	0.2%
Lucent Technologies, Inc.	0.2
Federal Home Loan Mortgage Corp.	0.2
Bristol-Myers Squibb Co.	0.2
XL Capital Ltd.	0.2

Total	1.0%
SSgA Funds Management, Inc.

Percentage
Top Five Common Stocks††	of Net Assets

Exxon Mobil Corp.	0.8%
General Electric Co.	0.8
Citigroup, Inc.	0.5
Bank of America Corp.	0.5
Microsoft Corp.	0.5

Total	3.1%

Percentage
Top Five Fixed Income Investments	of Net Assets

Federal National Mortgage Assn. 6.00%, due 10/25/36 TBA (d)(f)	1.5%
U.S. Treasury Note 3.13%, due 10/15/08 (e)	1.2
U.S. Treasury Note 4.88%, due 08/15/16 (f)	0.8
Federal National Mortgage Assn. 5.50%, due 10/25/36 TBA (d)(f)	0.8
U.S. Treasury Note 3.88%, due 09/15/10 (e)	0.7

Total	5.0%

^	Not annualized.

*	The Balanced Benchmark is an unmanaged index created by the Adviser. It consists of a 60% weighting of the Russell 3000 Index and a 40% weighting of the Lehman Brothers U.S. Aggregate Bond Index. Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Lehman Brothers U.S. Aggregate Bond Index represents debt securities that are SEC-registered, taxable, and dollar denominated; the index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Balanced Benchmark is not managed and does not reflect sales charges, commissions, expenses or taxes. Investments cannot be made directly into the Balanced Benchmark.

††	Excluding short-term investments.

#	Short-term Investments include cash/cash equivalents and other liabilities in excess of assets.

(a)	Zero coupon security — rate disclosed is yield to maturity as of September 30, 2006.

(d)	Dollar roll transaction.

(e)	All or a portion of the security has been segregated to meet the Fund’s obligation for delayed delivery securities.

(f)	Security is subject to delayed delivery. See Note 4 to Financial Statements.
TBA — To be announced.

Kiewit Investment Fund LLLP

Summary Schedule of Investments as of September 30, 2006 (Unaudited)	(in U.S. dollars)

			Percentage
		Market	of Net
	Shares	Value	Assets

EQUITY INVESTMENTS Common Stocks (Active & Passive Domestic Equities) Consumer Discretionary
Other**	473,429	$7,705,814	4.4%

Consumer Staples
Procter & Gamble Co.	12,002	743,884	0.4%
Wal-Mart Stores, Inc.	12,875	634,995	0.4%
Altria Group, Inc.	7,600	581,780	0.3%
Other**	81,854	3,212,883	1.8%

		5,173,542	2.9%

Energy
Exxon Mobil Corp.	22,100	1,482,910	0.8%
Chevron Corp.	8,100	525,366	0.3%
Other**	58,559	2,631,204	1.5%

		4,639,480	2.6%

Financials
Citigroup, Inc.	24,475	1,215,673	0.7%
JPMorgan Chase & Co.	19,100	896,936	0.5%
Bank of America Corp.	16,654	892,155	0.5%
Morgan Stanley	7,825	570,521	0.3%
Allstate Corp. (The)	8,700	545,751	0.3%
Federal Home Loan Mortgage Corp.	8,200	543,906	0.3%
American International Group, Inc.	8,100	536,706	0.3%
Federal National Mortgage Assn.	8,875	496,201	0.3%
Other**	220,397	9,578,348	5.4%

		15,276,197	8.6%

Health Care
Pfizer, Inc.	37,225	1,055,701	0.6%
Johnson & Johnson	13,150	853,961	0.5%
Bristol-Myers Squibb Co.	22,350	556,962	0.3%
Other**	137,096	5,745,689	3.3%

		8,212,313	4.7%

Industrials
General Electric Co.	38,000	1,341,400	0.8%
Other**	101,951	4,817,446	2.7%

		6,158,846	3.5%

Information Technology
Microsoft Corp.	42,650	1,165,625	0.7%
Hewlett-Packard Co.	16,550	607,220	0.3%
Cisco Systems, Inc.*	22,300	512,900	0.3%
International Business Machines Corp.	5,700	467,058	0.3%
Other**	468,981	6,802,173	3.8%

		9,554,976	5.4%

Materials
Other**	46,435	1,730,623	1.0%

Telecommunication Services
Other**	66,169	1,765,928	1.0%

Utilities
Other**	66,590	2,502,082	1.4%

Total Common Stocks (Active & Passive Domestic Equities) (Cost $57,202,898)		62,719,801	35.5%

The accompanying notes are an integral part of the financial statements.

Kiewit Investment Fund LLLP

Summary Schedule of Investments (continued) as of September 30, 2006 (Unaudited)	(in U.S. dollars)

			Percentage
		Market	of Net
	Shares	Value	Assets

Investment Companies (Active International & Passive Domestic Equities)
Oakmark International Fund	309,052	$8,291,876	4.7%
Longleaf Partners International Fund	405,061	7,635,393	4.3%
Other**	108	1,881	0.0%

Total Investment Companies (Active International & Passive Domestic Equities) (Cost $14,042,047)		15,929,150	9.0%

Partnerships (Active Domestic & International Equities) (c)
Partnership (Active Domestic Equity)
ValueAct Capital Partners II, L.P.		8,861,000	5.0%
Partnerships (Active International Equity)
Walter Scott International Fund LLC		10,881,000	6.2%
Liberty Square Strategic Partners IV (Asia), L.P.		4,998,000	2.8%

Total Partnerships (Active Domestic & International Equities) (Cost $21,400,000)		24,740,000	14.0%

TOTAL EQUITY INVESTMENTS (Cost $92,644,945)		103,388,951	58.5%

ALTERNATIVE ASSETS (c)
Hedge Funds
Canyon Value Realization Fund, L.P.		9,772,000	5.5%
Perry Partners, L.P.		9,508,000	5.4%
FFIP, L.P.		8,905,000	5.0%
Lansdowne European Strategic Equity Fund, L.P.		3,877,000	2.2%
Tiedemann Global Emerging Markets QP, L.P.		3,840,000	2.2%
Royal Capital Value Fund, L.P.		3,804,000	2.2%

TOTAL ALTERNATIVE ASSETS (Cost $36,500,000)		39,706,000	22.5%

	Principal
	Amount

FIXED INCOME INVESTMENTS
Asset Backed Securities
Other**	$1,693,276	1,689,971	1.0%

Collateralized Mortgage Obligations
Other**	4,101,749	4,117,126	2.3%

Corporate Bonds
Consumer Discretionary
Other**	33,000	35,354	0.0%

Financials
Other**	381,000	376,231	0.2%

Health Care
Other**	22,000	21,715	0.0%

Industrials
Other**	20,000	21,727	0.0%

Information Technology
Other**	61,000	61,229	0.0%

The accompanying notes are an integral part of the financial statements.

Kiewit Investment Fund LLLP

Summary Schedule of Investments (continued) as of September 30, 2006 (Unaudited)	(in U.S. dollars)

			Percentage
	Principal	Market	of Net
	Amount	Value	Assets

Telecommunication Services
Other**	$40,000	$38,699	0.0%

Utilities
Other**	50,000	54,235	0.0%

U.S. Government Securities
Federal Home Loan Mortgage Corp.
6.25%, due 07/15/32	220,000	254,856	0.2%
4.00%, due 08/17/07	80,000	79,197	0.0%

		334,053	0.2%

Federal National Mortgage Assn.
6.00%, due 10/25/36 TBA (d)(f)	2,630,000	2,641,506	1.5%
5.50%, due 10/25/36 TBA (d)(f)	1,350,000	1,329,750	0.8%
5.00%, due 09/01/33	572,009	551,581	0.3%
5.00%, due 10/25/36 TBA (d)(f)	390,000	374,766	0.2%
5.50%, due 04/01/34	309,052	305,337	0.2%
5.50%, due 04/01/34	126,339	124,846	0.1%
5.50%, due 05/01/34	121,334	119,875	0.1%

		5,447,661	3.2%

Government National Mortgage Assn.
5.50%, due 10/15/36 TBA (d)(f)	680,000	673,306	0.4%

U.S. Treasury Bonds
6.13%, due 11/15/27 (e)	680,000	795,334	0.5%
6.25%, due 08/15/23	310,000	359,915	0.2%
6.00%, due 02/15/26	210,000	240,270	0.1%

		1,395,519	0.8%

U.S. Treasury Notes 3.13%, due
10/15/08 (e)	2,130,000	2,066,100	1.2%
4.88%, due 08/15/16 (f)	1,424,000	1,450,922	0.8%
3.88%, due 09/15/10 (e)	1,270,000	1,237,506	0.7%
4.00%, due 02/15/15 (e)	1,184,000	1,133,357	0.6%
4.50%, due 11/15/15	315,000	311,948	0.2%

		6,199,833	3.5%

TOTAL FIXED INCOME INVESTMENTS (Cost $20,441,067)		20,466,659	11.6%

SHORT-TERM INVESTMENTS
Commercial Paper
Other**	295,678	295,678	0.2%

The accompanying notes are an integral part of the financial statements.

Kiewit Investment Fund LLLP

Summary Schedule of Investments (continued) as of September 30, 2006 (Unaudited)	(in U.S. dollars)

			Percentage
	Principal	Market	of Net
	Amount	Value	Assets

Discount Notes
Federal Agricultural Mortgage Corp.
5.09% due 10/30/06 (a)	$3,225,000	$3,211,376	1.8%

Federal Home Loan Bank
5.16% due 10/18/06 (a)	3,100,000	3,092,025	1.8%

Federal Home Loan Mortgage Corp.
5.15% due 10/03/06 (a)	1,410,000	1,409,395	0.8%
5.14% due 10/19/06 (a)	1,300,000	1,296,480	0.7%

		2,705,875	1.5%

Federal Farm Credit Bank
5.10% due 10/06/06 (a)	3,265,000	3,262,225	1.8%

Federal National Mortgage Assn.
5.13% due 10/12/06 (a)	3,100,000	3,094,709	1.8%

U.S. Treasury Securities
U.S. Treasury Bills
4.76% due 12/14/06 (a)(e)	2,500,000	2,475,462	1.4%
2.50% due 10/31/06	1,000,000	997,816	0.5%
4.68% due 10/12/06 (a)	670,000	668,956	0.4%
4.63% due 12/07/06 (a)(b)(f)	515,000	510,539	0.3%

		4,652,773	2.6%

TOTAL SHORT-TERM INVESTMENTS (Cost $20,316,430)		20,314,661	11.5%

TOTAL INVESTMENTS (Cost $169,902,442) (g)		183,876,271	104.1%
Other Liabilities in Excess of Assets		(7,189,270)	(4.1)%

NET ASSETS		$176,687,001	100.0%

Notes to Summary Schedule of Investments:
*    Non-income producing security.

**	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

(a)	Zero coupon security — rate disclosed is the yield to maturity as of September 30, 2006.

(b)	All or a portion of the security was pledged to cover margin requirements for futures contracts.

(c)	Securities were valued at fair value — At September 30, 2006, the Fund held $64,446,000 of fair valued securities, representing 36.5% of net assets.

(d)	Dollar roll transaction.

(e)	All or a portion of the security has been segregated to meet the Fund’s obligation for delayed delivery securities.

(f)	Security is subject to delayed delivery. See Note 4 to the Financial Statements.

(g)	Estimated tax basis approximates book cost. See Note H to the Financial Statements.
TBA — To be announced.
The accompanying notes are an integral part of the financial statements.

Kiewit Investment Fund LLLP

Summary Schedule of Investments (concluded) as of September 30, 2006 (Unaudited)	(in U.S. dollars)

Futures Contracts:
      Kiewit Investment Fund LLLP had the following futures contract(s) open at period end:

	Number of	Notional	Expiration	Net Unrealized
	Contracts	Market Value	Date	Appreciation

Long:
E-mini Russell 2000 Index	1	$73,210	Dec - 06	$1,775
E-mini S & P 500 Index	7	470,890	Dec - 06	7,079
E-mini S & P MidCap 400 Index	1	76,060	Dec - 06	1,424

				$10,278

    This Summary Schedule of Investments does not reflect the complete portfolio holdings of the Fund. The complete Schedule of Investments is available (i) without charge, upon request, by calling the Fund toll-free at 800-443-4306; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.
The accompanying notes are an integral part of the financial statements.

Kiewit Investment Fund LLLP
Statement of Assets and Liabilities
September 30, 2006 (Unaudited)

ASSETS:
Investments, at Value (Cost $169,902,442)	$183,876,271
Cash	181,799
Receivable for Investment Securities Sold	1,529,782
Dividends and Interest Receivable	199,650
Prepaid Insurance Fee	154,293

Total Assets	185,941,795

LIABILITIES:
Investment Securities Purchased Payable	7,608,483
Units Redeemed Payable	1,288,500
Advisory and Sub-Advisory Fees Payable	160,120
Administration Fees Payable	73,884
Directors’ and Officers’ Fees Payable	13,451
Variation Margin Payable	1,615
Accrued Expenses	108,741

Total Liabilities	9,254,794

Net Assets	$176,687,001

NET ASSETS CONSIST OF:
Paid-in Capital	$161,815,225
Undistributed Net Investment Income	791,684
Accumulated Net Realized Gain	95,985
Unrealized Appreciation on:
Investments	13,973,829
Futures Contracts	10,278

Net Assets	$176,687,001

Units Outstanding (unlimited units authorized)	10,741.066

Net Asset Value Per Unit	$16,449.67

The accompanying notes are an integral part of the financial statements.

Kiewit Investment Fund LLLP
Statement of Operations
For the Six Months Ended September 30, 2006 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $438)	$541,513
Interest	756,034

Total Income	1,297,547

Expenses:
Advisory and Sub-Advisory Fees (Note B)	359,871
Legal Fees	180,493
Administration Fees (Note C)	174,476
Directors’ and Officers’ Fees	152,664
Insurance Fees	114,179
Unitholder Reports	44,872
Transfer Agent Fees	40,110
Audit Fees	30,639
Registration and Filing Fees	20,188
Custodian Fees (Note F)	17,548
Miscellaneous Expenses	9,024

Total Expenses	1,144,064

Net Investment Income	153,483

Net Realized Gain (Loss) on:
Investments Sold	90,139
Futures Contracts	(4,629)

Net Realized Gain	85,510

Change in Unrealized Appreciation (Depreciation) on:
Investments	4,922,411
Futures Contracts	1,233

Change in Unrealized Appreciation (Depreciation)	4,923,644

Total Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	5,009,154

Net Increase in Net Assets Resulting from Operations	$5,162,637

The accompanying notes are an integral part of the financial statements.

Kiewit Investment Fund LLLP
Statements of Changes in Net Assets

	For the Six Months Ended	For the Period
	September 30, 2006	August 24, 2005† to
	(Unaudited)	March 31, 2006

Increase in Net Assets
Operations:
Net Investment Income	$153,483	$638,201
Net Realized Gain	85,510	10,475
Change in Unrealized Appreciation (Depreciation)	4,923,644	9,060,463

Net Increase in Net Assets Resulting from Operations	5,162,637	9,709,139

Capital Transactions: (1)
Subscribed	13,485,691	149,928,286
Redeemed	(1,288,500)	(410,252)

Net Increase in Net Assets from Capital Share Transactions	12,197,191	149,518,034

Total Increase in Net Assets	17,359,828	159,227,173

Net Assets:
Beginning of Period	$159,327,173	$100,000

End of Period	$176,687,001	$159,327,173

Undistributed Net Investment Income Included in End of Period Net Assets	$791,684	$638,201

(1) Capital Transactions: Units Subscribed	851.646	9,993.75
Units Redeemed	(78.33)	(26.00)

Net Increase in Units from Capital Share Transactions	773.316	9,967.75

† Commencement of investment operations.
The accompanying notes are an integral part of the financial statements.

Kiewit Investment Fund LLLP
Statement of Cash Flows

For the Six Months Ended
September 30, 2006
(Unaudited)

Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$5,162,637
Adjustments to Reconcile Net Increase in Net Assets from Operations to Net Cash used in Operating Activities:
Purchase of investment securities	(65,242,714)
Proceeds from disposition of investment securities	50,314,761
Purchase of short-term investment securities, net	(4,536,499)
Decrease in prefunded portfolio fund	5,000,000
Decrease in receivable for investment securities sold	1,745,387
Increase in dividends and interest receivable	(38,178)
Increase in prepaid insurance fee	(59,815)
Increase in investment securities purchased payable	35,482
Increase in advisory and sub-advisory fees payable	10,697
Increase in administration fees payables	42,848
Decrease in directors’ and officers’ fees payable	(5,435)
Increase in variation margin payable	545
Decrease accrued expenses	(12,887)
Net accretion of discounts and premiums	(445,215)
Unrealized appreciation on securities and currencies	(4,922,411)
Net realized gain from investments and currencies	(90,139)

Net cash used in operating activities	(13,040,936)

Cash Flows from Financing Activities:
Increase in units redeemed payable	878,249
Proceeds from units subscribed	13,485,691
Payment on units redeemed	(1,288,500)

Net cash provided by financing activities	13,075,440

Net increase in cash	34,504

Cash:
Beginning balance	147,295

Ending balance	$181,799

The accompanying notes are an integral part of the financial statements.

Kiewit Investment Fund LLLP
Financial Highlights
For a Unit Outstanding Throughout the Period

	For the Six Months Ended	For the Period
	September 30, 2006	August 24, 2005† to
	(Unaudited)	March 31, 2006

Net Asset Value, Beginning of Period	$15,984.27	$15,000.00
Income from Investment Operations:
Net Investment Income	9.68	64.03
Net Realized and Unrealized Gain	455.72	920.24

Total from Investment Operations	465.40	984.27

Net Asset Value, End of Period	$16,449.67	$15,984.27

Total Return	2.91%**	6.56%**

Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands)	$176,687	$159,327
Ratio of Expenses to Average Net Assets	1.38%*	1.58%*
Ratio of Net Investment Income to Average Net Assets	0.18%*	0.70%*
Portfolio Turnover Rate	33%**	51%**
 †  Commencement of investment operations.
 *  Annualized.
**  Not annualized.
The accompanying notes are an integral part of the financial statements.

KIEWIT INVESTMENT FUND LLLP
Notes to Financial Statements
September 30, 2006 (Unaudited)
Kiewit Investment Fund LLLP (the “Fund”) is a Delaware limited liability limited partnership registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund is organized as an “employees’ securities company” under the 1940 Act and has received an order from the Securities and Exchange Commission (the “Commission” or the “SEC”) exempting the Fund from certain provisions of the 1940 Act. The Fund commenced investment operations on August 24, 2005.
The Fund’s investment objective is long-term capital growth with consideration given to consistency of returns. There is no assurance that the Fund will achieve its investment objective.
The Fund is designed as a long-term investment vehicle primarily for current full-time and former employees of Peter Kiewit Sons’, Inc. (“Kiewit”) and its affiliated companies who are or were holders of Kiewit’s $0.01 par value common stock and members of each such person’s immediate family.
A. Summary of Significant Accounting Policies: The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require the Fund to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
     1. Security Valuation:
Fund securities are priced on the last business day of each quarter. In computing net asset value, securities and assets of the Fund will be valued at market value, if market quotations are readily available, or will be valued at fair value as determined in accordance with procedures adopted by the Fund’s Board of Directors (the “Board”). The Board has approved procedures pursuant to which the Fund may value its investments in public mutual fund and private investment funds managed by third parties (“Portfolio Funds) at fair value. As a general matter, the fair value of the Fund’s interest in a private investment fund will represent the amount that the Fund believes it reasonably could expect to receive in a current sale to a third party or from a Portfolio Fund if the Fund’s interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. The Fund’s valuation procedures require the Fund’s investment adviser, Offit Hall Capital Management LLC (“Offit Hall” or “the Adviser”), to consider all relevant information available at the time the Fund values its Portfolio Funds, including the most recent final or estimated value reported by the Portfolio Funds, as well any other relevant information available at the time the Fund values its portfolio. The Adviser will consider such information, and may conclude in certain circumstances that the information provided by the portfolio manager of a Portfolio Fund does not represent the fair value of the Fund’s interest in the Portfolio Fund.
     2. Futures:
Financial futures contracts (secured by cash and securities deposited with brokers as “initial margin”) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as “variation margin”) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gain or loss in the Statement of Operations. Variation margin payable (receivable) includes initial margin and variation margin, as stated in the Statement of Assets and Liabilities. Futures contracts may be used by the Fund in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the related securities. Futures contracts involve market risk that may exceed the amounts recognized in the Statement of Assets and Liabilities. Risks arise from the possible

Kiewit Investment Fund LLLP
Notes to Financial Statements (continued)
movements in the prices of securities relating to these instruments. The change in value of futures contracts primarily correlates with the value of their related securities, but may not precisely correlate with the change in value of such securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
     3. Real Estate Investment Trusts:
The Fund may invest in both publicly and privately traded real estate investment trusts (“REITs”). REITs are real estate companies that pool investors’ funds for investment primarily in income-producing real estate or in real estate related loans (such as mortgages) or other interests. REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs generally invest a majority of their assets in income-producing real estate properties in order to generate cash flow from rental income and gradual asset appreciation. Equity REITs can realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments on the mortgages. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs. REITs can be listed and traded on national securities exchanges or can be traded privately between individual owners. REITs report information on the source of the distributions annually. A portion of distributions received from REITs during the period is estimated to be dividend income, and a portion is estimated to be return of capital and is recorded as a reduction of their cost. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.
     4. Delayed Delivery Transactions:
The Fund may purchase or sell securities on a “when-issued” or “delayed delivery” basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Cash or liquid securities are designated in an amount at least equal to these commitments. Securities held for this purpose cannot be sold while this strategy is outstanding, unless replaced with other assets. As a result, there is a possibility that as designated assets reach certain levels, the Fund may lose some flexibility in managing its investments, responding to unitholder redemption requests, or meeting other current obligations. Additionally, losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
     5. Dollar Rolls:
The Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Fund accounts for these transactions as purchases and sales. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. The Fund will invest the proceeds of the sale in additional instruments, the income from which, together with any additional fee income received for the dollar roll, may generate income for the Fund exceeding

Kiewit Investment Fund LLLP
Notes to Financial Statements (continued)
the yield on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the similar securities.
During the six months ended September 30, 2006, the Fund* engaged in dollar roll transactions:

Average
Maximum	Principal	Average	Average	Amount
Amount	Amount	Amount	Units	Per Unit
Outstanding	Outstanding	Outstanding	Outstanding	Outstanding	Fee
During the	as of	During the	During the	During the	Income
Period	09/30/06	Period	Period	Period	Earned

$5,898,684	$5,050,000	$4,945,538	10,386	$476.17	$23,028

*	Payden & Rygel (a Sub-Adviser) engaged in mortgage doll roll transactions on behalf of the Fund.
     6. New Accounting Pronouncement:
In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management has recently begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund’s financial statements.
In addition, in September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund’s financial statement disclosures.
B. Advisory and Sub-Advisory Fees: Offit Hall serves as the Fund’s investment adviser and provides investment management services to the Fund. The Adviser is responsible for developing, implementing and supervising the Fund’s investment program, subject to the supervision of the Board. The Fund pays the Adviser an advisory fee computed on the percentage of the Fund’s assets invested in certain asset classes expressed as an annual percentage of the Fund’s net assets and determined and paid as of the end of each quarter as set forth below.

Asset Class	Fees Charged by Adviser

Cash and Fixed Income	0.125%
Passive U.S. Equity (i.e., index investing)	0.125%
Active U.S. Equity	0.500%
Active International Equity	0.500%
Hedge Funds	0.550%
The Fund will pay each Sub-Adviser an advisory fee computed as percentage of the Fund’s net assets allocated to such Sub-Adviser. The Sub-Advisers selected by the Board are: (1) Pzena Investment Management, LLC (“PIM”),

Kiewit Investment Fund LLLP
Notes to Financial Statements (continued)
which is responsible for a portion of the Fund’s active U.S. equity strategy, (2) Payden & Rygel, which is responsible for a portion of the Fund’s fixed income strategy, including managing the Fund’s cash account, and (3) SSgA Funds Management, Inc. (“SSgA FM”), which is responsible for managing the Fund’s Russell 3000 Index strategy.
As compensation for its investment advisory services, the Fund pays PIM an annual fee accrued daily and payable monthly for managing active U.S. Equities, at the following annual rate: (i) 0.70% per annum on the first $25,000,000; (ii) 0.50% per annum on the next $75,000,000; (iii) 0.40% per annum on the next $200,000,000, and (iv) 0.35% per annum thereafter.
As compensation for its investment advisory services, the Fund pays Payden & Rygel an annual fee accrued daily and payable monthly for managing cash and equivalent assets of 0.15% and for managing fixed income assets of 0.22% on the first $50,000,000 and 0.15% per annum thereafter.
As compensation for its investment advisory services, the Fund pays SSgA FM an annual fee accrued daily and payable monthly for managing passive U.S. Equities in the Russell 3000 Index, at the following rate: (i) 0.08% of the first $50,000,000; (ii) 0.06% of the next $50,000,000, and (iii) 0.04% per annum thereafter. There is a minimum per annum fee of $50,000.
C. Administration Fees: Under the terms of an administration agreement with the Fund, J.P. Morgan Investor Services Co. provides tax, accounting and administrative services to the Fund. In consideration for these services, the Fund pays J.P. Morgan Investor Services Co. a fee of $26,500 plus reimbursement of certain out-of-pocket expenses as of the last day of each month, and a fee of approximately $2,900 per month for tax services.
D. Distributor: Limited Partnership Units of the Fund (“Units”) are distributed by Quasar Distributors, LLC (the “Distributor”). Kiewit pays the Distributor for its services in connection with the offering of Units.
E. Investment Professional: Linsco Private Ledger Corp., through its investment adviser representatives at Carson Wealth Management Group (the “Investment Professional”), has been retained to be available to consult with each potential investor. Before any prospective investor may invest in the Fund, the Fund will require the following certifications from the investor: (1) he or she is eligible to own Units and meets other requirements for investment, (2) the investor will not transfer his or her Units except in accordance with the Partnership Agreement, (3) the prospective investor is aware of the availability of the Investment Professional for personal consultation without charge to the potential investor or the Fund and (4) the potential investor had the opportunity to consult with the Investment Professional to the extent that he or she deemed appropriate. The fees and expenses of the Investment Professional relating to investing in the Fund are paid by Kiewit.
F. Custodian Fees: JPMorgan Chase Bank, N.A., an affiliate of J.P. Morgan Investor Services Co., serves as the Fund’s custodian and maintains custody of the Fund’s assets. In consideration for these services, the Fund pays JPMorgan Chase Bank, N.A. a monthly fee of $2,917 plus reimbursement for certain out-of-pocket expenses as of the last day of each month.
G. Federal Income Taxes: The Fund is a limited liability limited partnership and does not pay federal corporate income tax on its taxable income. Instead, the income, gain, loss and deduction of the Fund are allocated among the limited partners and Kiewit Investment Holdings Inc., the general partner for tax purposes. Accordingly, no provision has been made for income taxes in the accompanying financial statements.

Kiewit Investment Fund LLLP
Notes to Financial Statements (continued)
H. Purchases and Sales: During the six months ended September 30, 2006, the Fund made purchases and sales totaling $45,101,938 and $37,688,181, respectively, of investment securities other than long-term U.S. Government securities and short-term investments. For the six months ended September 30, 2006, purchases and sales of long-term U.S. Government securities were $15,142,292 and $12,625,907, respectively.
At September 30, 2006, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Fund were estimated as follows:

	Unrealized	Unrealized	Net Unrealized
Cost	Appreciation	(Depreciation)	Appreciation

$169,902,442	$15,779,229	$(1,805,400)	$13,973,829
I. Other: At September 30, 2006, the Fund had one Unitholder who controlled more than 10% of the outstanding Units. The aggregate percentage of Units controlled by this Unitholder is 38.177%.

Kiewit Investment Fund LLLP
Additional Tax Information as of September 30, 2006 (Unaudited)
The amounts below represent an estimate of taxable income PER FUND UNIT for the nine months ended September 30, 2006, and is being provided to assist you with tax planning for the 2006 tax year. None of this information has been audited. This information is very preliminary, and the amounts reported on your Final 2006 Schedule K-1 may vary significantly.
To determine your estimated taxable income and gain/(loss), multiply the number of units you own by the amounts indicated.

Estimated Taxable Income:

Interest Income	$180
Ordinary Dividends*	107
Ordinary Income	(21)
Net Short-Term Capital Gain/(Loss)	140
Net Long-Term Capital Gain/(Loss)	91
Other Deductions	(245)

*	Includes Qualified Dividends of $90.
This estimate of taxable income is based on the best information available to the Fund as of 9/30/06. A portion of the Fund’s assets (36.5%) as of September 30, 2006 were invested in partnerships, which provided information to the Fund for purposes of this estimate. That information is unaudited and preliminary. Further, it has not been verified by the Fund or its agents, therefore, the Fund does not assume responsibility for its accuracy.

Directors
  Philip J. Ruden
     Chairman of the Board
  Robert D. Bates
  Michael R. McCarthy
  Ben E. Muraskin
  Kenneth E. Stinson
Executive Officers
  Robert L. Giles, Jr.
     President, Chief Executive
     Officer and Chief Compliance Officer
  Denise A. Meredith
     Treasurer and Chief Financial Officer
  Gregory L. Pickard
     Secretary
Investment Adviser
  Offit Hall Capital Management LLC
  One Maritime Plaza, 5th Floor
  San Francisco, California 94111
Administrator and Transfer Agent
  J.P. Morgan Investor Services Co.
  73 Tremont Street
  Boston, Massachusetts 02108
Custodian
  JPMorgan Chase Bank, N.A.
  270 Park Avenue
  New York, New York 10017
Legal Counsel
  Willkie Farr & Gallagher LLP
  787 Seventh Avenue
  New York, New York 10019-6099
Independent Registered Public Accounting Firm
  KPMG LLP
  99 High Street
  Boston, Massachusetts 02110
Distributor
  Quasar Distributors, LLC
  615 East Michigan Street
  Milwaukee, Wisconsin 53202
This report is only for distribution to Unitholders of Kiewit Investment Fund LLLP. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of the Fund’s Units will fluctuate so that Units, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
Kiewit Investment Fund LLLP will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (”SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q will be available on the SEC’s Website at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) Information regarding how the Fund voted any proxies related to portfolio securities from inception through June 30, 2006, without charge, upon request by contacting the Fund directly at 1-800-443-4306 or on the EDGAR Database on the SEC’s Website (http://www.sec.gov).
This report is authorized for distribution only when preceded or accompanied by a prospectus which describes in detail each Investment Portfolio’s investment policies, risks, fees, and expenses. Please read the prospectus carefully before you invest or send money. Additional information about the Fund is available without charge, upon written or oral request, by contacting Kiewit Investment Fund LLLP at:
P.O. Box 182913, Columbus, OH 43218-2913, Phone: (800) 443-4306 E-mail: kifinfo@bisys.com
Worldwide web: kiewitinvestmentfund.com

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.

Kiewit Investment Fund LLLP
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2006 (Unaudited)

		Market
	Shares	Value

EQUITY INVESTMENTS (58.5%)
Common Stocks (Active & Passive Domestic Equities)(35.5%)
Consumer Discretionary (4.4%)
99 Cents Only Stores*	100	$1,183
AC Moore Arts & Crafts, Inc.*	100	1,903
Aaron Rents, Inc.	100	2,298
Abercrombie & Fitch Co.	300	20,844
Acacia Research Corp. *	100	1,135
Advance Auto Parts, Inc.	400	13,176
Advo, Inc.	100	2,798
Aeropostale, Inc.*	200	5,846
AFC Enterprises *	100	1,444
Aftermarket Technology Corp.*	100	1,776
Alderwoods Group, Inc.*	100	1,983
Amazon.com, Inc.*	1,100	35,332
Ambassadors Group, Inc.	100	2,828
American Axle & Manufacturing Holdings, Inc.	100	1,669
American Eagle Outfitters	400	17,532
American Greetings Corp. (Class A)	200	4,624
Ameristar Casinos, Inc.	100	2,171
AnnTaylor Stores Corp.*	300	12,558
Apollo Group, Inc. (Class A)*	500	24,620
Applebees International, Inc.	300	6,453
Arbitron, Inc.	100	3,701
Arctic Cat, Inc.	100	1,660
ArvinMeritor, Inc.	200	2,848
Audible, Inc.*	100	726
Audiovox Corp.*	100	1,392
Autoliv, Inc.	300	16,533
Autonation, Inc.*	547	11,432
Autozone, Inc.*	3,300	340,890
Aztar Corp.*	200	10,602
Bally Technologies, Inc.*	200	3,520
Barnes & Noble, Inc.*	200	7,588
Beazer Homes USA, Inc.	200	7,808
Bebe Stores, Inc.	100	2,478
Bed Bath & Beyond, Inc.*	1,000	38,260
Belo Corp. (Class A)	300	4,743
Best Buy Co., Inc.	1,500	80,340
Big 5 Sporting Goods Corp.	100	2,280
Big Lots, Inc.*	400	7,924
BJ’s Restaurants, Inc.*	100	2,201
Black & Decker Corp.	300	23,805
Blockbuster, Inc. (Class A)*	600	2,304
Blount International, Inc.*	100	1,002
Blue Nile, Inc.*	100	3,635
Bluegreen Corp.*	100	1,147
Blyth, Inc.	100	2,433
Bob Evans Farms, Inc.	100	3,028
Borders Group, Inc.	200	4,080
BorgWarner, Inc.	200	11,434
Boyd Gaming Corp.	200	7,688
Bright Horizons Family Solutions, Inc.*	100	4,173
Brinker International, Inc.	300	12,027
Brookfield Homes Corp.	88	2,478
Brown Shoe Co., Inc.	150	5,376
Brunswick Corp.	300	9,357
Build-A-Bear Workshop, Inc.*	100	2,277
Building Material Holding Corp.	200	5,204
Burger King Holdings, Inc.*	100	1,596
Cabela’s, Inc. (Class A)*	100	2,173
Cablevision Systems Corp.	800	18,168
California Pizza Kitchen, Inc.*	100	2,993
Callaway Golf Co.	300	3,933
Career Education Corp.*	300	6,750
CarMax, Inc.*	400	16,684
Carter’s, Inc.*	200	5,278
Catalina Marketing Corp.	200	5,500
Cato Corp. (Class A)	100	2,191
CBRL Group, Inc.	200	8,086
CBS Corp. (Class B)	10,500	295,785
CEC Entertainment, Inc.*	100	3,151
Centex Corp.	500	26,310
Champion Enterprises, Inc.*	300	2,070
Charming Shoppes, Inc.*	400	5,712
Charter Communications, Inc. (Class A)*	1,000	1,520
Cheesecake Factory, Inc.*	300	8,157
Chico’s FAS, Inc.*	600	12,918
Childrens Place Retail Stores, Inc.*	100	6,403
Choice Hotels International, Inc.	100	4,090
The accompanying notes are an integral part of the financial statements.

		Market
	Shares	Value

Christopher & Banks Corp.	100	2,948
Circuit City Stores, Inc.	600	15,066
Citadel Broadcasting Corp.	200	1,880
CKE Restaurants, Inc.	200	3,344
CKX, Inc.*	100	1,245
Claire’s Stores, Inc.	300	8,748
Clear Channel Communications, Inc.	1,800	51,930
Clear Channel Outdoor Holdings, Inc. (Class A)*	100	2,040
Coach, Inc.*	1,400	48,160
Coldwater Creek, Inc.*	250	7,190
Columbia Sportswear Co.*	100	5,583
Comcast Corp. (Class A) *	7,100	261,635
Cooper Tire & Rubber Co.	200	2,012
Corinthian Colleges, Inc.*	300	3,243
Cost Plus, Inc.*	100	1,197
Cox Radio, Inc. (Class A)*	100	1,535
CSK Auto Corp.*	200	2,820
Cumulus Media, Inc. (Class A)*	200	1,912
DR Horton, Inc.	1,100	26,345
Darden Restaurants, Inc.	500	21,235
Deckers Outdoor Corp.*	100	4,732
Denny’s Corp.*	300	1,023
DeVry, Inc.*	200	4,254
Dick’s Sporting Goods, Inc.*	100	4,552
Dillards, Inc. (Class A)	200	6,546
DIRECTV Group, Inc.*	3,000	59,040
Discovery Holding Co. (Class A)*	1,100	15,906
Dollar General Corp.	1,100	14,993
Dollar Tree Stores, Inc.*	400	12,384
Domino’s Pizza, Inc.	100	2,565
Dow Jones & Co., Inc.	200	6,708
DreamWorks Animation SKG, Inc. (Class A)*	100	2,491
Dress Barn, Inc.*	200	4,364
Drew Industries, Inc.*	100	2,526
DSW, Inc. (Class A)*	100	3,150
E.W. Scripps Co. (Class A)	300	14,379
Eastman Kodak Co.	1,000	22,400
EchoStar Communications Corp. (Class A)*	800	26,192
Educate, Inc.*	100	799
Emmis Communications Corp. (Class A)*	100	1,225
Entercom Communications Corp.	100	2,520
Entravision Communications Corp. (Class A)*	300	2,232
Ethan Allen Interiors, Inc.	100	3,466
Expedia, Inc.*	900	14,112
Family Dollar Stores, Inc.	600	17,544
Federated Department Stores, Inc.	2,022	87,371
Finish Line, Inc. (Class A)	100	1,262
Fleetwood Enterprises, Inc.*	200	1,346
Foot Locker, Inc.	600	15,150
Ford Motor Co.	6,700	54,203
Fortune Brands, Inc.	500	37,555
Fossil, Inc.*	200	4,308
Fred’s, Inc.	100	1,262
Furniture Brands International, Inc.	200	3,808
GameStop Corp. (Class A)*	300	13,884
Gannett Co., Inc.	900	51,147
Gap, Inc.	2,000	37,900
Gaylord Entertainment Co.*	200	8,770
Gemstar-TV Guide International, Inc.*	800	2,656
General Motors Corp.	1,700	56,542
Genesco, Inc.*	100	3,447
Gentex Corp.	500	7,105
Genuine Parts Co.	600	25,878
Getty Images, Inc.*	200	9,936
Goodyear Tire & Rubber Co.*	700	10,150
Gray Television, Inc.	200	1,282
Great Wolf Resorts, Inc.*	100	1,196
Group 1 Automotive, Inc.	100	4,990
GSI Commerce, Inc.*	100	1,484
Guess?, Inc.*	100	4,853
Guitar Center, Inc.*	100	4,468
Gymboree Corp.*	100	4,218
H&R Block, Inc.	1,200	26,088
Hanesbrands, Inc. *	785	17,670
Harley-Davidson, Inc.	1,000	62,750
Harman International Industries, Inc.	300	25,032
Harrah’s Entertainment, Inc.	700	46,501
Harte-Hanks, Inc.	200	5,270
Hasbro, Inc.	600	13,650
Hearst-Argyle Television, Inc.	100	2,295
Hibbett Sporting Goods, Inc.*	150	3,927
Hilton Hotels Corp.	1,400	38,990
Home Depot, Inc.	7,700	279,279
HOT Topic, Inc.*	200	2,228
Hovnanian Enterprises, Inc. (Class A)*	200	5,868
IACInterActiveCorp.*	700	20,132
The accompanying notes are an integral part of the financial statements.

		Market
	Shares	Value

Iconix Brand Group, Inc. *	100	1,610
IHOP Corp.	100	4,635
Interactive Data Corp.*	100	1,995
Interface, Inc. (Class A)*	200	2,576
International Game Technology	1,200	49,800
International Speedway Corp. (Class A)	100	4,984
Interpublic Group of Cos., Inc.*	1,700	16,830
Isle of Capri Casinos, Inc.*	100	2,106
ITT Educational Services, Inc.*	200	13,260
J.C. Penney Co., Inc.	900	61,551
Jack in the Box, Inc.*	100	5,218
Jackson Hewitt Tax Service, Inc.	100	3,001
Jakks Pacific, Inc.*	100	1,783
Jarden Corp.*	200	6,594
Jo-Ann Stores, Inc.*	100	1,672
Johnson Controls, Inc.	2,875	206,253
Jones Apparel Group, Inc.	400	12,976
Jos. A. Bank Clothiers, Inc.*	125	3,745
Journal Communications, Inc. (Class A)	100	1,127
Journal Register Co.	100	567
K2, Inc.*	200	2,346
KB Home	300	13,140
Kellwood Co.	100	2,883
Keystone Automotive Industries, Inc.*	100	3,802
Kimball International, Inc. (Class B)	100	1,930
Kohl’s Corp.*	1,300	84,396
Krispy Kreme Doughnuts, Inc.*	200	1,620
K-Swiss, Inc. (Class A)	100	3,006
Lamar Advertising Co. (Class A)*	300	16,023
Landry’s Restaurants, Inc.	100	3,015
Las Vegas Sands Corp.*	500	34,175
Laureate Education, Inc.*	200	9,572
La-Z-Boy, Inc.	200	2,792
Leapfrog Enterprises, Inc.*	100	793
Lear Corp.	200	4,140
Lee Enterprises, Inc.	200	5,048
Leggett & Platt, Inc.	600	15,018
Lennar Corp. (Class A)	500	22,625
Levitt Corp. (Class A)	100	1,176
Liberty Global, Inc. (Class A)*	645	16,602
Liberty Global, Inc. (Class C)*	684	17,141
Liberty Media Holding Corp., Capital Series (Class A)*	480	40,114
Liberty Media Holding Corp., Interactive (Class A)*	2,600	52,988
Life Time Fitness, Inc.*	100	4,629
Limited Brands, Inc.	1,200	31,788
Lin TV Corp. (Class A)*	100	778
Lithia Motors, Inc. (Class A)	100	2,472
Live Nation, Inc.*	225	4,595
Liz Claiborne, Inc.	400	15,804
LKQ Corp.*	200	4,394
Lone Star Steakhouse & Saloon, Inc.	100	2,777
Lowe’s Cos., Inc.	5,700	159,942
Luby’s, Inc.*	100	987
Magna International, Inc. (Class A)	3,775	275,688
Marcus Corp.	100	2,297
MarineMax, Inc.*	100	2,545
Marriott International, Inc. (Class A)	1,300	50,232
Martha Stewart Living Omnimedia (Class A)	100	1,776
Marvel Entertainment, Inc.*	200	4,828
Mattel, Inc.	1,500	29,550
Matthews International Corp. (Class A)	100	3,681
McClatchy Co. (Class A)	253	10,674
McDonald’s Corp.	4,600	179,952
McGraw-Hill Cos., Inc.	1,300	75,439
MDC Holdings, Inc.	100	4,645
Media General, Inc. (Class A)	100	3,772
Mediacom Communications Corp. (Class A)*	200	1,424
Men’s Wearhouse, Inc.	200	7,442
Meredith Corp.	100	4,933
Meritage Homes Corp.*	100	4,161
MGM MIRAGE*	400	15,796
Michaels Stores, Inc.	500	21,770
Midas, Inc.*	100	2,068
Modine Manufacturing Co.	100	2,433
Mohawk Industries, Inc.*	200	14,890
Monaco Coach Corp.	100	1,114
Morningstar, Inc.*	100	3,690
Movado Group, Inc.	100	2,542
Multimedia Games, Inc.*	100	908
Nautilus, Inc.	100	1,375
NetFlix, Inc.*	100	2,278
New York Times Co. (Class A)	500	11,490
Newell Rubbermaid, Inc.	1,000	28,320
News Corp. (Class A)	8,400	165,060
NIKE, Inc. (Class B)	700	61,334
Nordstrom, Inc.	900	38,070
The accompanying notes are an integral part of the financial statements.

		Market
	Shares	Value

NTL, Inc.	1,080	27,464
NutriSystem, Inc.*	100	6,229
NVR, Inc.*	18	9,630
Oakley, Inc.	100	1,705
O’Charley’s, Inc.*	100	1,897
Office Depot, Inc.*	1,100	43,670
OfficeMax, Inc.	300	12,222
Omnicom Group, Inc.	600	56,160
O’Reilly Automotive, Inc.*	400	13,284
OSI Restaurant Partners, Inc.	200	6,342
Oxford Industries, Inc.	100	4,291
PF Chang’s China Bistro, Inc.*	100	3,471
Pacific Sunwear of California, Inc.*	300	4,524
Panera Bread Co. (Class A)*	100	5,825
Pathmark Stores, Inc.*	100	5,637
Papa John’s International, Inc.*	200	7,222
Payless Shoesource, Inc.*	200	4,980
Penn National Gaming, Inc.*	300	10,956
Pep Boys — Manny, Moe & Jack	200	2,570
PETCO Animal Supplies, Inc.*	200	5,728
Petsmart, Inc.	500	13,875
Phillips-Van Heusen Corp.	200	8,354
Pier 1 Imports, Inc.	300	2,226
Pinnacle Entertainment, Inc.*	200	5,624
Playboy Enterprises, Inc. (Class B)*	100	941
Polaris Industries, Inc.	200	8,230
Polo Ralph Lauren Corp.	200	12,938
Pool Corp.	200	7,700
Priceline.com, Inc.*	100	3,679
Primedia, Inc.*	500	760
ProQuest Co.*	100	1,302
Pulte Homes, Inc.	800	25,488
Quiksilver, Inc.*	400	4,860
RH Donnelley Corp.	220	11,638
Radio One, Inc. (Class D)*	300	1,875
RadioShack Corp.	500	9,650
Rare Hospitality International, Inc.*	100	3,056
RC2 Corp.*	100	3,353
RCN Corp.*	100	2,830
Reader’s Digest Association, Inc.	300	3,888
Red Robin Gourmet Burgers, Inc.*	100	4,611
Regal Entertainment Group (Class A)	200	3,964
Regis Corp.	200	7,170
Rent-A-Center, Inc.*	200	5,858
Ross Stores, Inc.	500	12,705
Ruby Tuesday, Inc.	200	5,638
Ryan’s Restaurant Group, Inc.*	100	1,587
Ryland Group, Inc.	200	8,642
Saks, Inc.*	400	6,912
Scholastic Corp.*	100	3,115
Scientific Games Corp.*	200	6,360
Sears Holdings Corp.*	347	54,857
Select Comfort Corp.*	150	3,282
Service Corp. International	1,000	9,340
ServiceMaster Co.	1,000	11,210
Sherwin-Williams Co.	400	22,312
Shuffle Master, Inc.*	100	2,701
Sinclair Broadcast Group, Inc. (Class A)	200	1,570
Sirius Satellite Radio, Inc.*	5,100	19,941
Six Flags, Inc.*	300	1,569
Skechers U.S.A., Inc. (Class A)*	100	2,351
Snap-On, Inc.	200	8,910
Sonic Automotive, Inc.	100	2,309
Sonic Corp.*	300	6,783
Sotheby’s, Inc.	200	6,448
Source Interlink Cos., Inc.*	100	950
Spanish Broadcasting System (Class A)*	100	437
Speedway Motorsports, Inc.	100	3,641
Stage Stores, Inc.	100	2,934
Stamps.com, Inc.*	100	1,906
Standard-Pacific Corp.	200	4,700
Stanley Works	300	14,955
Staples, Inc.	2,700	65,691
Starbucks Corp.*	2,800	95,340
Starwood Hotels & Resorts Worldwide, Inc.	800	45,752
Station Casinos, Inc.	200	11,566
Steak n Shake Co.*	100	1,689
Stein Mart, Inc.	100	1,521
Steven Madden Ltd.	150	5,886
Stewart Enterprises, Inc. (Class A)	400	2,344
Strayer Education, Inc.	100	10,821
Stride Rite Corp.	100	1,396
Sun-Times Media Group, Inc.	200	1,316
Superior Industries International, Inc.	100	1,679
Talbots, Inc.	100	2,725
Target Corp.	3,200	176,800
The accompanying notes are an integral part of the financial statements.

		Market
	Shares	Value

Technical Olympic USA, Inc.	100	983
Tempur-Pedic International, Inc.*	100	1,717
Tenneco, Inc.*	200	4,678
Texas Roadhouse, Inc. (Class A)*	200	2,456
Thor Industries, Inc.	100	4,117
Tiffany & Co.	500	16,600
Tim Hortons, Inc.	100	2,630
Timberland Co. (Class A)*	200	5,754
Time Warner, Inc.	15,200	277,096
Tivo, Inc.*	200	1,518
TJX Cos., Inc.	11,700	327,951
Toll Brothers, Inc.*	500	14,040
Tractor Supply Co.*	100	4,826
Triarc Cos., Inc. (Class B)	200	3,024
Tribune Co.	800	26,176
Trump Entertainment Resorts, Inc.*	100	1,696
TRW Automotive Holdings Corp.*	100	2,407
Tuesday Morning Corp.	100	1,388
Tupperware Brands Corp.	200	3,892
Tween Brands, Inc. *	100	3,760
Under Armour, Inc. (Class A)*	100	4,002
United Auto Group, Inc.	200	4,680
Universal Technical Institute, Inc.*	100	1,789
Univision Communications, Inc. (Class A)*	800	27,472
Urban Outfitters, Inc.*	400	7,076
V.F. Corp.	300	21,885
Vail Resorts, Inc.*	100	4,002
Valassis Communications, Inc.*	200	3,530
Valuevision Media, Inc. (Class A)*	100	1,159
Viacom, Inc.(Class B)*	2,300	85,514
Visteon Corp.*	400	3,260
Walt Disney Co.	7,960	246,044
Warnaco Group, Inc.*	200	3,868
Warner Music Group Corp.	300	7,785
Washington Post Co. (Class B)	18	13,266
WCI Communities, Inc.*	100	1,744
Weight Watchers International, Inc.	200	8,868
Wendy’s International, Inc.	400	26,800
Westwood One, Inc.	300	2,124
Whirlpool Corp.	4,085	343,589
Wiley John & Sons, Inc. (Class A)	200	7,202
Williams-Sonoma, Inc.	400	12,956
Winnebago Industries, Inc.	100	3,138
WMS Industries, Inc.*	100	2,921
Wolverine World Wide, Inc.	200	5,662
Wyndham Worldwide Corp.*	720	20,138
Wynn Resorts Ltd.*	200	13,602
XM Satellite Radio Holdings, Inc. (Class A) *	900	11,601
Yankee Candle Co., Inc.	200	5,854
Yum! Brands, Inc.*	1,000	52,050
Zale Corp.*	200	5,548
Zumiez, Inc.*	100	2,700

		7,705,814

Consumer Staples (2.9%)
Alberto-Culver Co.	300	15,177
Alliance One International, Inc.*	300	1,230
Altria Group, Inc.	7,600	581,780
Andersons IncThe	100	3,415
Anheuser-Busch Cos., Inc.	2,800	133,028
Archer-Daniels-Midland Co.	2,400	90,912
Avon Products, Inc.	1,600	49,056
BJ’s Wholesale Club, Inc.*	200	5,836
Brown-Forman Corp. (Class B)	200	15,330
Campbell Soup Co.	900	32,850
Casey’s General Stores, Inc.*	200	4,454
Central European Distribution Corp.*	150	3,512
Central Garden & Pet Co.*	100	4,826
Chattem, Inc.	100	3,512
Chiquita Brands International, Inc.	100	1,338
Church & Dwight Co., Inc.	200	7,822
Ciena Corp.*	271	7,385
Clorox Co.	600	37,800
Coca-Cola Co. (The)	7,400	330,632
Coca-Cola Enterprises, Inc.	1,200	24,996
Colgate-Palmolive Co.	1,900	117,990
ConAgra Foods, Inc.	1,900	46,512
Constellation Brands, Inc. (Class A)*	700	20,146
Corn Products International, Inc.	300	9,762
Costco Wholesale Corp.	1,700	84,456
CVS Corp.	3,000	96,360
Dean Foods Co.*	500	21,010
Del Monte Foods Co.	700	7,315
Delta & Pine Land Co.	100	4,050
Elizabeth Arden, Inc.*	100	1,616
Energizer Holdings, Inc.*	200	14,398
Estee Lauder Cos., Inc. (Class A)	500	20,165
The accompanying notes are an integral part of the financial statements.

		Market
	Shares	Value

Flowers Foods, Inc.	200	5,376
General Mills, Inc.	1,300	73,580
Gold Kist, Inc.*	200	4,168
Great Atlantic & Pacific Tea Co., Inc.	100	2,408
H.J. Heinz Co.	1,200	50,316
Hain Celestial Group, Inc.*	100	2,556
Hansen Natural Corp.*	400	12,992
Hershey Co.	700	37,415
Hormel Foods Corp.	300	10,794
J & J Snack Foods Corp.	100	3,110
JM Smucker Co.	200	9,590
Kellogg Co.	900	44,568
Kimberly-Clark Corp.	5,200	339,872
Kraft Foods, Inc.	800	28,528
Kroger Co.	2,600	60,164
Lancaster Colony Corp.	100	4,476
Lance, Inc.	100	2,202
Loews Corp.- Carolina Group	400	22,156
Longs Drug Stores Corp.	100	4,601
McCormick & Co., Inc.	500	18,990
Molson Coors Brewing Co. (Class B)	200	13,780
NBTY, Inc.*	200	5,854
Nu Skin Enterprises, Inc. (Class A)	200	3,504
Pathmark Stores, Inc.*	100	995
Pepsi Bottling Group, Inc.	500	17,750
PepsiAmericas, Inc.	200	4,268
PepsiCo, Inc.	6,000	391,560
Performance Food Group Co.*	200	5,618
Pilgrim’s Pride Corp.	100	2,735
Playtex Products, Inc.*	100	1,340
Prestige Brands Holdings, Inc.*	100	1,114
Procter & Gamble Co.	12,002	743,884
RalCorp. Holdings, Inc.*	100	4,823
Revlon, Inc. (Class A)*	552	624
Reynolds American, Inc.	600	37,182
Rite Aid Corp.*	1,700	7,718
Ruddick Corp.	100	2,603
Safeway, Inc.	1,700	51,595
Sanderson Farms, Inc.	100	3,236
Sara Lee Corp.	18,000	289,260
Smithfield Foods, Inc.*	400	10,808
Spectrum Brands, Inc.*	100	844
Supervalu, Inc.	718	21,289
Sysco Corp.	2,300	76,935
Tootsie Roll Industries, Inc.	103	3,019
Topps Co., Inc.	100	896
TreeHouse Foods, Inc.*	100	2,365
Tyson Foods, Inc. (Class A)	800	12,704
United Natural Foods, Inc.*	100	3,099
Universal Corp.	100	3,653
UST, Inc.	600	32,898
Vector Group Ltd.	110	1,788
Walgreen Co.	3,700	164,243
Wal-Mart Stores, Inc.	12,875	634,995
WD-40 Co.	100	3,567
Weis Markets, Inc.	100	3,980
Whole Foods Market, Inc.	500	29,715
Wild Oats Markets, Inc.*	100	1,617
Wm. Wrigley Jr. Co.	850	39,151

		5,173,542

Energy (2.6%)
Alpha Natural Resources, Inc.*	200	3,152
Anadarko Petroleum Corp.	1,700	74,511
Apache Corp.	1,200	75,840
Arch Coal, Inc.	500	14,455
Atlas America, Inc.*	150	6,402
ATP Oil & Gas Corp.*	100	3,694
Atwood Oceanics, Inc.*	100	4,497
Baker Hughes, Inc.	1,300	88,660
Berry Petroleum Co. (Class A)	200	5,632
Bill Barrett Corp.*	100	2,456
BJ Services Co.	1,200	36,156
BP plc ADR	2,925	191,822
Bristow Group, Inc.*	100	3,440
Cabot Oil & Gas Corp. (Class A)	200	9,586
Cameron International Corp.*	400	19,324
CARBO Ceramics, Inc.	100	3,603
Carrizo Oil & Gas, Inc.*	100	2,579
Cheniere Energy, Inc.*	200	5,942
Chesapeake Energy Corp.	1,400	40,572
Chevron Corp.	8,100	525,366
Cimarex Energy Co.	300	10,557
CNX Gas Corp. *	100	2,317
Complete Production Services, Inc.*	100	1,974
Comstock Resources, Inc.*	100	2,715
ConocoPhillips	6,037	359,383
The accompanying notes are an integral part of the financial statements.

		Market
	Shares	Value

Consol Energy, Inc.	700	22,211
Crosstex Energy, Inc.	43	3,852
Delta Petroleum Corp.*	200	4,504
Denbury Resources, Inc.*	400	11,560
Devon Energy Corp.	1,600	101,040
Diamond Offshore Drilling, Inc.	200	14,474
Dresser-Rand Group, Inc.*	100	2,040
Dril-Quip, Inc.*	100	6,768
Edge Petroleum Corp.*	100	1,647
El Paso Corp.	2,500	34,100
Encore Acquisition Co.*	200	4,868
Energy Partners Ltd.*	100	2,465
ENSCO International, Inc.	600	26,298
EOG Resources, Inc.	900	58,545
Evergreen Energy, Inc.*	200	2,030
EXCO Resources, Inc.*	200	2,482
Exxon Mobil Corp.	22,100	1,482,910
FMC Technologies, Inc.*	300	16,110
Forest Oil Corp.*	200	6,318
Foundation Coal Holdings, Inc.	200	6,474
Frontier Oil Corp.	400	10,632
Gasco Energy, Inc.*	200	540
Giant Industries, Inc.*	100	8,120
Global Industries Ltd.*	300	4,668
Grant Prideco, Inc.*	500	19,015
Grey Wolf, Inc.*	600	4,008
Gulfmark Offshore, Inc.*	100	3,184
Halliburton Co.	3,800	108,110
Hanover Compressor Co.*	300	5,466
Harvest Natural Resources, Inc.*	100	1,035
Helix Energy Solutions Group, Inc.*	343	11,456
Helmerich & Payne, Inc.	400	9,212
Hercules Offshore, Inc.*	100	3,105
Hess Corp.	900	37,278
Holly Corp.	200	8,666
Hornbeck Offshore Services, Inc.*	100	3,350
Houston Exploration Co.*	100	5,515
Hydril Co.*	100	5,606
InputOutput, Inc.*	200	1,986
International Coal Group, Inc.*	400	1,688
James River Coal Co. *	100	1,055
Kinder Morgan, Inc.	400	41,940
Lone Star Technologies, Inc.*	100	4,838
Lufkin Industries, Inc.	100	5,292
Marathon Oil Corp.	1,300	99,970
Mariner Energy, Inc.*	200	3,674
Massey Energy Co.	300	6,282
Maverick Tube Corp.*	200	12,966
McMoRan Exploration Co.*	100	1,774
Meridian Resource Corp.*	300	918
Murphy Oil Corp.	700	33,285
NATCO Group, Inc.*	100	2,880
National Oilwell Varco, Inc.*	700	40,985
Newfield Exploration Co.*	500	19,270
Newpark Resources, Inc.*	300	1,599
Noble Energy, Inc.	700	31,913
NS Group, Inc.*	100	6,455
Occidental Petroleum Corp.	3,168	152,412
Oceaneering International, Inc.*	200	6,160
Oil States International, Inc.*	200	5,500
Overseas Shipholding Group, Inc.	100	6,177
Pacific Ethanol, Inc.*	100	1,404
Parallel Petroleum Corp.*	100	2,006
Parker Drilling Co.*	300	2,124
Patterson-UTI Energy, Inc.	600	14,256
Peabody Energy Corp.	1,000	36,780
Penn Virginia Corp.	100	6,341
Petrohawk Energy Corp.*	530	5,501
Petroleum Development Corp.*	100	3,989
PetroQuest Energy, Inc.*	100	1,043
Pioneer Drilling Co.*	100	1,284
Pioneer Natural Resources Co.	500	19,560
Plains Exploration & Production Co.*	300	12,873
Pogo Producing Co.	200	8,190
Pride International, Inc.*	600	16,452
Quicksilver Resources, Inc.*	200	6,380
Range Resources Corp.	450	11,358
Rentech, Inc.*	500	2,315
Rosetta Resources, Inc.*	200	3,434
Rowan Cos., Inc.	400	12,652
RPC, Inc.	150	2,748
SEACOR Holdings, Inc.*	100	8,250
Smith International, Inc.	800	31,040
Southwestern Energy Co.*	600	17,922
St. Mary Land & Exploration Co.	200	7,342
Stone Energy Corp.*	100	4,048
The accompanying notes are an integral part of the financial statements.

		Market
	Shares	Value

Sunoco, Inc.	500	31,095
Superior Energy Services, Inc.*	300	7,878
Swift Energy Co.*	100	4,182
Syntroleum Corp.*	100	479
Tesoro Corp.	300	17,394
Tetra Technologies, Inc.*	300	7,248
Tidewater, Inc.	200	8,838
Todco *	200	6,920
Toreador Resources Corp.*	100	1,842
Unit Corp.*	200	9,194
Universal Compression Holdings, Inc.*	100	5,345
USEC, Inc.	300	2,892
Vaalco Energy, Inc.*	200	1,436
Valero Energy Corp.	2,300	118,381
Veritas DGC, Inc.*	100	6,582
W&T Offshore, Inc.	100	2,921
Warren Resources, Inc.*	200	2,436
Western Refining, Inc.	100	2,324
W-H Energy Services, Inc.*	100	4,147
Whiting Petroleum Corp.*	100	4,010
Williams Cos., Inc.	2,200	52,514
World Fuel Services Corp.	100	4,045
XTO Energy, Inc.	1,300	54,769

		4,639,480

Financials (8.6%)
21st Century Insurance Group	100	1,495
A.G. Edwards, Inc.	300	15,984
Aames Investment Corp. (REIT)	200	704
Acadia Realty Trust (REIT)	100	2,550
Accredited Home Lenders Holding Co.*	100	3,594
Advance America Cash Advance Centers, Inc.	200	2,884
Advanta Corp. (Class B)	100	3,690
Affiliated Managers Group*	100	10,011
Affordable Residential Communities*	100	969
Aflac, Inc.	1,800	82,368
Alabama National Bancorporation	100	6,825
Alexandria Real Estate Equities, Inc. (REIT)	100	9,380
Alfa Corp.	100	1,727
Alleghany Corp.*	16	4,624
Allied Capital Corp.	500	15,105
Allstate Corp. (The)	8,700	545,751
AMB Property Corp. (REIT)	300	16,533
AMBAC Financial Group, Inc.	400	33,100
Amcore Financial, Inc.	100	3,029
American Campus Communities, Inc. (REIT)	100	2,551
American Capital Strategies Ltd.	500	19,735
American Equity Investment Life Holding Co.	100	1,227
American Express Co.	4,000	224,320
American Financial Group, Inc.	200	9,386
American Financial Realty Trust (REIT)	400	4,464
American Home Mortgage Investment Corp. (REIT)	200	6,974
American International Group, Inc.	8,100	536,706
American National Insurance Co.	100	11,590
AmeriCredit Corp.*	500	12,495
Ameriprise Financial, Inc.	820	38,458
AmerUs Group Co.	200	13,602
AmSouth Bancorp	1,300	37,752
Anchor Bancorp Wisconsin, Inc.	100	2,856
Annaly Mortgage Management, Inc. (REIT)	800	10,512
Anthracite Capital, Inc. (REIT)	200	2,572
Anworth Mortgage Asset Corp. (REIT)	200	1,670
AON Corp.	7,725	261,646
Apartment Investment & Management Co. (REIT)	400	21,764
Apollo Investment Corp.	218	4,471
Archstone-Smith Trust (REIT)	800	43,552
Argonaut Group, Inc.*	100	3,103
Arthur J. Gallagher & Co.	300	8,001
Ashford Hospitality Trust, Inc. (REIT)	100	1,193
Associated Banc-Corp.	500	16,250
Assurant, Inc.	500	26,705
Astoria Financial Corp.	300	9,246
AvalonBay Communities, Inc. (REIT)	300	36,120
Bancorpsouth, Inc.	300	8,328
Bank Mutual Corp.	200	2,426
Bank of America Corp.	16,654	892,155
Bank of Hawaii Corp.	200	9,632
Bank of New York Co., Inc.	2,800	98,728
BankAtlantic Bancorp, Inc. (Class A)	100	1,422
BankFinancial Corp.	100	1,749
Bankunited Financial Corp. (Class A)	100	2,607
Banner Corp.	100	4,104
BB&T Corp.	1,966	86,071
Bear Stearns Cos., Inc.	443	62,064
BioMed Realty Trust, Inc. (REIT)	200	6,068
BlackRock, Inc. (Class A)	100	14,900

The accompanying notes are an integral part of the financial statements.

		Market
	Shares	Value

BOK Financial Corp.	100	5,260
Boston Private Financial Holdings, Inc.	100	2,788
Boston Properties, Inc. (REIT)	400	41,336
Brandywine Realty Trust (REIT)	369	12,011
BRE Properties, Inc. (REIT)	200	11,946
Bristol West Holdings, Inc.	100	1,455
Brookline Bancorp, Inc.	200	2,750
Brown & Brown, Inc.	400	12,224
Calamos Asset Management, Inc. (Class A)	100	2,932
Camden Property Trust (REIT)	200	15,202
Capital One Financial Corp.	1,151	90,538
CapitalSource, Inc. (REIT)	321	8,288
Capitol BanCorp. Ltd.	100	4,450
Capitol Federal Financial	100	3,556
Cascade BanCorp.	100	3,755
Cash America International, Inc.	100	3,908
Cathay General BanCorp.	200	7,220
CB Richard Ellis Group, Inc. (Class A)*	700	17,220
CBL & Associates Properties, Inc. (REIT)	200	8,382
CBOT Holdings, Inc. (Class A)*	200	24,158
Cedar Shopping Centers, Inc. (REIT)	100	1,617
Centennial Bank Holdings, Inc.*	200	1,936
Central Pacific Financial Corp.	100	3,658
Charles Schwab Corp.	3,800	68,020
CharterMac	200	3,992
Chemical Financial Corp.	100	2,968
Chicago Mercantile Exchange Holdings, Inc.	127	60,738
Chittenden Corp.	200	5,738
Chubb Corp.	1,500	77,940
Cincinnati Financial Corp.	600	28,836
CIT Group, Inc.	700	34,041
Citigroup, Inc.	24,475	1,215,673
Citizens Banking Corp.	100	2,626
City Holding Co.	100	3,987
City National Corp.California	200	13,412
Clark, Inc.	100	1,127
CNA Financial*	100	3,602
Colonial Bancgroup, Inc.	500	12,250
Colonial Properties Trust (REIT)	200	9,562
Columbia Banking System, Inc.	100	3,201
Comerica, Inc.	3,675	209,181
Commerce BanCorp., Inc.	700	25,697
Commerce Bancshares, Inc.	310	15,677
Commerce Group, Inc.	200	6,010
Commercial Capital Bancorp, Inc.	200	3,188
Community Bank System, Inc.	100	2,216
Community Banks, Inc.	105	2,814
Community Trust BanCorp., Inc.	100	3,765
Compass Bancshares, Inc.	500	28,490
CompuCredit Corp.*	100	3,021
Conseco, Inc.*	500	10,495
Corporate Office Properties Trust SBI (REIT)	100	4,476
Corus Bankshares, Inc.	200	4,472
Countrywide Financial Corp.	2,200	77,088
Cousins Properties, Inc. (REIT)	100	3,421
Crescent Real Estate EQT Co. (REIT)	300	6,543
CullenFrost Bankers, Inc.	200	11,564
CVB Financial Corp.	250	3,692
Deerfield Triarc Capital Corp. (REIT)	200	2,622
Delphi Financial Group, Inc. (Class A)	150	5,982
Developers Diversified Realty Corp. (REIT)	400	22,304
DiamondRock Hospitality Co. (REIT)	200	3,322
Digital Realty Trust, Inc. (REIT)	100	3,132
Dime Community Bancshares, Inc.	100	1,473
Direct General Corp.	100	1,346
Doral Financial Corp.	300	1,977
Downey Financial Corp.	100	6,654
Duke Realty Corp. (REIT)	500	18,675
E*Trade Financial Corp.*	1,500	35,880
East West Bancorp, Inc.	200	7,922
EastGroup Properties (REIT)	100	4,986
Eaton Vance Corp.	400	11,544
Education Realty Trust, Inc. (REIT)	100	1,476
Entertainment Properties Trust (REIT)	100	4,932
Equity Inns, Inc. (REIT)	200	3,184
Equity Lifestyle Properties, Inc. (REIT)	100	4,571
Equity Office Properties Trust (REIT)	1,400	55,664
Equity One, Inc. (REIT)	100	2,397
Equity Residential (REIT)	1,100	55,638
Erie Indemnity Co. (Class A)	200	10,474
Essex Property Trust (REIT)	100	12,140
Extra Space Storage, Inc. (REIT)	100	1,731
EZCorp., Inc. (Class A)*	100	3,868
FBL Financial Group, Inc. (Class A)	100	3,347
Federal Home Loan Mortgage Corp.	8,200	543,906
Federal National Mortgage Assn.	8,875	496,201
The accompanying notes are an integral part of the financial statements.

		Market
	Shares	Value

Federal Realty Investment Trust (REIT)	200	14,860
Federated Investors, Inc. (Class B)	300	10,143
FelCor Lodging Trust, Inc. (REIT)	200	4,010
Fidelity Bankshares, Inc.	100	3,901
Fidelity National Financial, Inc.	600	24,990
Fidelity National Title Group, Inc. (Class A)	87	1,824
Fieldstone Investment Corp. (REIT)	200	1,746
Fifth Third BanCorp.	1,800	68,544
Financial Federal Corp.	150	4,020
First American Corp.	300	12,702
First BanCorp.Puerto Rico	200	2,212
First Cash Financial Services, Inc.*	100	2,059
First Charter Corp.	100	2,406
First Citizens BancShares, Inc. (Class A)	26	4,969
First Commonwealth Financial Corp.	200	2,606
First Community Bancorp, Inc.	100	5,595
First Financial BanCorp.	100	1,591
First Financial Bankshares, Inc.	100	3,815
First Horizon National Corp.	500	19,005
First Industrial Realty Trust, Inc. (REIT)	200	8,800
First Marblehead Corp.	100	6,926
First Merchants Corp.	100	2,365
First Midwest BanCorp., Inc.	200	7,578
First Niagara Financial Group, Inc.	400	5,832
First Place Financial Corp.	100	2,266
First Potomac Realty Trust (REIT)	100	3,022
First Republic Bank	100	4,256
First State BanCorp.	100	2,597
FirstFed Financial Corp.*	100	5,672
FirstMerit Corp.	300	6,951
Flagstar BanCorp., Inc.	100	1,455
Flushing Financial Corp.	100	1,750
FNB Corp.	200	3,332
Forest City Enterprises, Inc. (Class A)	300	16,290
Franklin Bank Corp. *	100	1,988
Franklin Resources, Inc.	600	63,450
Franklin Street Properties Corp. (REIT)	200	3,972
Fremont General Corp.	200	2,798
Friedman Billings Ramsey Group, Inc. (Class A) (REIT)	500	4,015
Frontier Financial Corp.	150	3,891
Fulton Financial Corp.	725	11,738
General Growth Properties, Inc. (REIT)	600	28,590
Genworth Financial, Inc.	1,700	59,517
Getty Realty Corp. (REIT)	100	2,928
GFI Group, Inc.*	100	5,529
Glacier Bancorp, Inc.	100	3,417
Glenborough Realty Trust, Inc. (REIT)	100	2,573
Glimcher Realty Trust (REIT)	100	2,478
Global Signal, Inc. (REIT)	100	5,058
GMH Communities Trust (REIT)	100	1,262
Golden West Financial Corp.	1,000	77,250
Goldman Sachs Group, Inc.	1,400	236,838
Gramercy Capital Corp. (REIT)	100	2,521
Greater Bay BanCorp.	200	5,642
Greenhill & Co., Inc.	100	6,702
Hancock Holding Co.	100	5,355
Hanmi Financial Corp.	100	1,960
Hanover Insurance Group Inc. (The)	200	8,926
Harbor Florida Bancshares, Inc.	100	4,431
Harleysville Group, Inc.	100	3,499
Harleysville National Corp.	105	2,111
Hartford Financial Services Group, Inc.	1,100	95,425
HCC Insurance Holdings, Inc.	400	13,152
Health Care Property Investments, Inc. (REIT)	500	15,525
Health Care REIT, Inc. (REIT)	200	8,002
Healthcare Realty Trust, Inc. (REIT)	200	7,682
Heritage Property Investment Trust (REIT)	100	3,646
Highland Hospitality Corp. (REIT)	300	4,299
Highwoods Properties, Inc. (REIT)	200	7,442
Hilb, Rogal & Hobbs Co.	100	4,265
Home Properties, Inc. (REIT)	100	5,716
HomeBanc Corp. (REIT)	200	1,230
Horace Mann Educators Corp.	100	1,923
Hospitality Properties Trust (REIT)	300	14,160
Host Hotels & Resorts, Inc. (REIT)	1,889	43,315
HRPT Properties Trust (REIT)	700	8,365
Hudson City BanCorp., Inc.	2,100	27,825
Huntington Bancshares, Inc.	914	21,872
IBERIABANK Corp.	100	6,100
IMPAC Mortgage Holdings, Inc. (REIT)	300	2,811
Independent Bank Corp.	100	3,252
Independent Bank Corp.	105	2,549
IndyMac BanCorp., Inc.	200	8,232
Infinity Property & Casualty Corp. (REIT)	100	4,113
Inland Real Estate Corp. (REIT)	200	3,504
Innkeepers USA Trust (REIT)	100	1,629
The accompanying notes are an integral part of the financial statements.

		Market
	Shares	Value

Integra Bank Corp.	100	2,528
Interchange Financial Services Corp.	100	2,262
IntercontinentalExchange, Inc.*	100	7,507
International Bancshares Corp.	200	5,936
International Securities Exchange, Inc.	100	4,689
Investment Technology Group, Inc.*	200	8,950
Investors Bancorp, Inc.*	300	4,527
Investors Financial Services Corp.	300	12,924
Investors Real Estate Trust (REIT)	200	1,952
Irwin Financial Corp.	100	1,956
iStar Financial, Inc. (REIT)	400	16,680
Janus Capital Group, Inc.	700	13,804
Jeffries Group, Inc.	400	11,400
Jones Lang LaSalle, Inc.	100	8,548
JP Morgan Chase & Co.	19,100	896,936
KeyCorp	1,500	56,160
Kilroy Realty Corp. (REIT)	100	7,534
Kimco Realty Corp. (REIT)	800	34,296
Kite Realty Group Trust (REIT)	100	1,704
KKR Financial Corp. (REIT)	300	7,362
KNBT BanCorp., Inc.	100	1,608
Knight Capital Group, Inc.(Class A )*	400	7,280
LaBranche & Co., Inc.*	200	2,074
Lakeland BanCorp., Inc.	105	1,499
LandAmerica Financial Group, Inc.	100	6,579
LaSalle Hotel Properties (REIT)	200	8,668
Legg Mason, Inc.	445	44,883
Lehman Brothers Holdings, Inc.	2,000	147,720
Leucadia National Corp.	600	15,702
Lexington Corporate Properties Trust (REIT)	200	4,236
Liberty Property Trust (REIT)	300	14,337
Lincoln National Corp.	1,049	65,122
Loews Corp.	1,600	60,640
Longview Fibre Co. (REIT)	271	5,507
LTC Properties, Inc. (REIT)	100	2,425
Luminent Mortgage Capital, Inc. (REIT)	100	1,029
M&T Bank Corp.	300	35,988
Macherich Co. (REIT)	300	22,908
Mack-Cali Realty Corp. (REIT)	200	10,360
MAF Bancorp, Inc.	100	4,129
Maguire Properties, Inc. (REIT)	100	4,074
Markel Corp. *	32	13,141
Marsh & McLennan Cos., Inc.	2,000	56,300
Marshall & Ilsley Corp.	935	45,048
MB Financial, Inc.	100	3,687
MBIA, Inc.	500	30,720
MBT Financial Corp.	100	1,484
MCG Capital Corp.	200	3,266
Medical Properties Trust, Inc. (REIT)	100	1,339
Mellon Financial Corp.	1,500	58,650
Mercantile Bankshares Corp.	450	16,322
Mercury General Corp.	100	4,961
Merrill Lynch & Co., Inc.	3,400	265,948
Metlife, Inc.	6,175	349,999
MFA Mortgage Investments, Inc. (REIT)	300	2,235
MGIC Investment Corp.	300	17,991
Mid-America Apartment Communities, Inc. (REIT)	100	6,122
Midland Co.	100	4,332
Mid-State Bancshares	100	2,736
Midwest Banc Holdings, Inc.	100	2,442
Mills Corp. (REIT)	200	3,342
Moody’s Corp.	900	58,842
Morgan Stanley	7,825	570,521
MortgageIT Holdings, Inc. (REIT)	100	1,408
Nasdaq Stock Market, Inc.*	300	9,072
National City Corp.	2,100	76,860
National Financial Partners Corp.	100	4,103
National Health Investors, Inc. (REIT)	100	2,833
National Penn Bancshares, Inc.	129	2,526
National Retail Properties, Inc. (REIT)	200	4,320
Nationwide Financial Services, Inc.	200	9,620
Nationwide Health Properties, Inc. (REIT)	300	8,022
Navigators Group, Inc.*	100	4,801
NBT BanCorp., Inc.	100	2,326
Nelnet, Inc. (Class A)*	100	3,074
NetBank, Inc.	200	1,210
New Century Financial Corp. (REIT)	200	7,862
New Plan Excel Realty Trust (REIT)	400	10,820
New York Community BanCorp., Inc.	1,000	16,380
NewAlliance Bancshares, Inc.	400	5,860
Newcastle Investment Corp. (REIT)	200	5,482
North Fork BanCorp., Inc.	1,700	48,688
Northern Trust Corp.	800	46,744
NorthStar Realty Finance Corp. (REIT)	200	2,540
Northwest BanCorp., Inc.	100	2,550
Novastar Financial, Inc. (REIT)	100	2,919
The accompanying notes are an integral part of the financial statements.

		Market
	Shares	Value

Nuveen Investments, Inc. (Class A)	300	15,369
NYSE Group, Inc.*	600	44,850
Ocwen Financial Corp.*	100	1,490
Ohio Casualty Corp.	200	5,174
Old National BanCorp.	200	3,820
Old Republic International Corp.	850	18,828
Omega Healthcare Investors, Inc. (REIT)	200	3,002
optionsXpress Holdings, Inc.	100	2,788
Oriental Financial Group	100	1,192
Pacific Capital Bancorp	200	5,394
Pan Pacific Retail Properties, Inc. (REIT)	200	13,884
Park National Corp.	40	4,004
Parkway Properties, Inc. (REIT)	100	4,649
Partners Trust Financial Group, Inc.	200	2,142
Pennsylvania Real Estate Investment Trust (REIT)	100	4,257
People’s Bank	200	7,922
PFF Bancorp, Inc.	100	3,704
Philadelphia Consolidated Holding Corp.*	300	11,934
Phoenix Cos., Inc.	300	4,200
Pinnacle Financial Partners, Inc.*	100	3,580
Piper Jaffray Cos.*	100	6,062
Plum Creek Timber Co., Inc. (REIT)	700	23,828
PMI Group, Inc.	300	13,143
PNC Financial Services Group, Inc.	1,100	79,684
Popular, Inc.	935	18,176
Portfolio Recovery Associates, Inc.*	100	4,387
Post Properties, Inc. (REIT)	200	9,504
Potlatch Corp. (REIT)	138	5,120
Presidential Life Corp.	100	2,237
Principal Financial Group	1,000	54,280
PrivateBanCorp., Inc.	100	4,572
ProAssurance Corp.*	100	4,928
Progressive Corp.	2,800	68,712
Prologis Trust (REIT)	879	50,156
Prosperity Bancshares, Inc.	100	3,404
Protective Life Corp.	300	13,725
Provident Bankshares Corp.	100	3,705
Provident Financial Services, Inc.	200	3,702
Provident New York BanCorp.	100	1,368
Prudential Financial, Inc.	1,800	137,250
PS Business Parks, Inc. (REIT)	100	6,030
Public Storage, Inc. (REIT)	464	39,899
R&G Financial Corp. (Class B)	100	745
Radian Group, Inc.	300	18,000
RAIT Investment Trust (REIT)	100	2,885
Ramco-Gershenson Properties Trust (REIT)	100	3,195
Raymond James Financial, Inc.	300	8,772
Rayonier, Inc. (REIT)	300	11,340
Realogy Corp. *	900	20,412
Realty Income Corp. (REIT)	300	7,413
Reckson Associates Realty Corp. (REIT)	300	12,840
Redwood Trust, Inc. (REIT)	100	5,037
Regency Centers Corp.	300	20,628
Regions Financial Corp.	1,700	62,543
Reinsurance Group of America, Inc.	100	5,193
Renasant Corp.	100	2,807
Republic BanCorp., Inc.	220	2,933
Resource America, Inc. (Class A)	100	2,080
RLI Corp.	100	5,079
S & T BanCorp., Inc.	100	3,250
Safeco Corp.	500	29,465
Safety Insurance Group, Inc.	100	4,866
Sandy Spring BanCorp., Inc.	100	3,536
Saul Centers, Inc. (REIT)	100	4,500
Saxon Capital, Inc. (REIT)	200	2,808
SEI Investments Co.	200	11,238
Selective Insurance Group, Inc.	100	5,261
Senior Housing Properties Trust (REIT)	200	4,268
Signature Bank*	100	3,093
Simmons First National Corp. (Class A)	100	2,901
Simon Property Group, Inc. (REIT)	800	72,496
Sky Financial Group, Inc.	400	9,960
SL Green Realty Corp. (REIT)	200	22,340
SLM Corp.	1,500	77,970
South Financial Group, Inc.	300	7,809
Sovereign BanCorp., Inc.	1,260	27,102
Sovran Self Storage, Inc. (REIT)	100	5,555
Spirit Finance Corp. (REIT)	400	4,644
St. Joe Co. (The)	300	16,461
St. Paul Travelers Cos., Inc.	2,600	121,914
StanCorp. Financial Group, Inc.	200	8,926
Sterling BanCorp.	105	2,064
Sterling Bancshares, Inc.	200	4,050
Sterling Financial Corp.	100	2,199
Sterling Financial Corp.	100	3,243
Stewart Information Services Corp.	100	3,477
The accompanying notes are an integral part of the financial statements.

		Market
	Shares	Value

Strategic Hotels & Resorts, Inc. (REIT)	200	3,976
Student Loan Corp.	20	3,844
Sun Communities, Inc. (REIT)	100	3,196
Sunstone Hotel Investors, Inc. (REIT)	200	5,944
SunTrust Banks, Inc.	1,300	100,464
Susquehanna Bancshares, Inc.	200	4,888
SVB Financial Group*	100	4,464
Synovus Financial Corp.	1,000	29,370
T Rowe Price Group, Inc.	1,000	47,850
Tanger Factory Outlet Centers (REIT)	100	3,562
Taubman Centers, Inc. (REIT)	200	8,884
TCF Financial Corp.	500	13,145
TD Ameritrade Holding Corp.*	1,200	22,620
TD Banknorth, Inc.	324	9,357
Tejon Ranch Co.*	100	4,243
Texas Capital Bancshares, Inc.*	100	1,872
Texas Regional Bancshares, Inc.	210	8,075
Thornburg Mortgage Asset Corp. (REIT)	400	10,188
TierOne Corp.	100	3,393
Torchmark Corp.	5,950	375,505
Tower Group, Inc.	100	3,335
Trammell Crow Co.*	100	3,651
Transatlantic Holdings	100	6,041
Triad Guaranty, Inc.*	100	5,117
Trizec Properties, Inc. (REIT)	400	11,564
Trustco Bank Corp.	300	3,252
Trustmark Corp.	200	6,286
Trustreet Properties, Inc. (REIT)	200	2,502
UCBH Holdings, Inc.	300	5,238
UMB Financial Corp.	200	7,314
Umpqua Holdings Corp.	200	5,720
UnionBanCal Corp.	200	12,180
United Bancshares, Inc.	100	3,722
United Community Banks, Inc.	100	3,005
United Community Financial Corp.	100	1,232
United Dominion Realty Trust, Inc. (REIT)	500	15,100
United Fire & Casualty Co.	100	3,130
Unitrin, Inc.	200	8,834
Universal American Financial Corp.*	100	1,607
UnumProvident Corp.	1,300	25,207
Urstadt Biddle Properties, Inc. (Class A) (REIT)	100	1,817
USI Holdings Corp.*	200	2,710
U-Store-It Trust (REIT)	100	2,146
Valley National BanCorp.	420	10,739
Ventas, Inc. (REIT)	400	15,416
Vornado Realty Trust (REIT)	500	54,500
W Holding Co., Inc.	400	2,364
WR Berkley Corp.	600	21,234
Wachovia Corp.	5,927	330,726
Waddell & Reed Financial, Inc.	300	7,425
Washington Federal, Inc.	300	6,732
Washington Mutual, Inc.	7,100	308,637
Washington Real Estate Investment Trust (REIT)	200	7,960
Webster Financial Corp.	200	9,422
Weingarten Realty Investments (REIT)	300	12,906
Wells Fargo & Co.	12,300	445,014
WesBanco, Inc.	100	2,922
West Bancorporation, Inc.	105	1,796
West Coast BanCorp.	100	3,054
Westamerica BanCorp.	100	5,051
Western Alliance BanCorp.*	100	3,290
Whitney Holding Corp.	200	7,154
Wilmington trust	300	13,365
Winston Hotels, Inc. (REIT)	100	1,232
Wintrust Financial Corp.	100	5,015
World Acceptance Corp.*	100	4,398
XL Capital Ltd. (Class A)	5,250	360,675
Zenith National Insurance Corp.	150	5,983
Zions BanCorp.	362	28,891

		15,276,197

Health Care (4.7%)
Abaxis, Inc.*	100	2,339
Abbott Laboratories	5,600	271,936
Abraxis Bioscience, Inc.*	100	2,778
Adams Respiratory Therapeutics, Inc.*	100	3,659
Adolor Corp.*	100	1,387
Advanced Medical Optics, Inc.*	300	11,865
Aetna, Inc.	2,100	83,055
Affymetrix, Inc.*	200	4,312
Albany Molecular Research, Inc.*	100	936
Alexion Pharmaceuticals, Inc.*	100	3,398
Align Technology, Inc.*	200	2,276
Alkermes, Inc.*	300	4,755
Allergan, Inc.	546	61,485
Allscripts Healthcare Solutions, Inc.*	100	2,245

The accompanying notes are an integral part of the financial statements.

		Market
	Shares	Value

Alnylam Pharmaceuticals, Inc.*	100	1,441
Alpharma, Inc. (Class A)	100	2,339
Amedisys, Inc.*	100	3,967
American Medical Systems Holdings, Inc.*	200	3,686
AMERIGROUP Corp.*	200	5,910
AmerisourceBergen Corp.	5,475	247,470
Amgen, Inc.*	4,300	307,579
AMN Healthcare Services, Inc.*	100	2,375
Amsurg Corp.*	100	2,226
Amylin Pharmaceuticals, Inc.*	400	17,628
Analogic Corp.	100	5,132
Andrx Corp.*	300	7,329
Applera Corp. — Applied Biosystems Group	700	23,177
Applera Corp. — Celera Genomics Group*	300	4,176
Apria Healthcare Group, Inc.*	200	3,948
Arena Pharmaceuticals, Inc.*	100	1,198
Ariad Pharmaceuticals, Inc.*	200	872
Arrow International, Inc.	100	3,181
Arthrocare Corp.*	100	4,686
Aspect Medical Systems, Inc.*	100	1,707
Atherogenics, Inc.*	100	1,317
AVANIR Pharmaceuticals (Class A)*	100	692
Barr Pharmaceuticals, Inc.*	400	20,776
Bausch & Lomb, Inc.	200	10,026
Baxter International, Inc.	2,400	109,104
Beckman Coulter, Inc.	200	11,512
Becton Dickinson & Co.	900	63,603
Bioenvision, Inc.*	100	551
Biogen Idec, Inc.*	1,300	58,084
BioMarin Pharmaceuticals, Inc.*	300	4,269
Biomet, Inc.	900	28,971
Bio-Rad Laboratories, Inc.*	100	7,073
Biosite, Inc.*	100	4,623
Boston Scientific Corp.*	4,547	67,250
Bristol-Myers Squibb Co.	22,350	556,962
Brookdale Senior Living, Inc.	100	4,642
CR Bard, Inc.	400	30,000
Cambrex Corp.	100	2,071
Cardinal Health, Inc.	1,500	98,610
Caremark Rx, Inc.	1,600	90,672
Celgene Corp.*	1,300	56,290
Cell Genesys, Inc.*	200	914
Centene Corp.*	100	1,644
Cephalon, Inc.*	200	12,350
Cepheid, Inc.*	200	1,444
Cerner Corp.*	200	9,080
Charles River Laboratories International, Inc.*	300	13,023
Chemed Corp.	100	3,226
CIGNA Corp.	443	51,530
CNS, Inc.	100	2,823
Community Health Systems, Inc.*	400	14,940
Conmed Corp.*	100	2,111
Connetics Corp.*	100	1,090
Conor Medsystems, Inc.*	100	2,357
Cooper Cos., Inc.	200	10,700
Covance, Inc.*	200	13,276
Coventry Health Care, Inc.*	600	30,912
Cross Country Healthcare, Inc.*	100	1,700
Cubist Pharmaceuticals, Inc.*	200	4,348
CV Therapeutics, Inc.*	100	1,114
Cyberonics, Inc.*	100	1,753
Cypress Bioscience, Inc.*	100	730
Cytyc Corp.*	400	9,792
Dade Behring Holdings, Inc.	300	12,048
DaVita, Inc.*	400	23,148
deCODE genetics, Inc.*	200	1,100
Dendreon Corp.*	200	894
Dendrite International, Inc.*	100	978
Dentsply International, Inc.	600	18,066
Digene Corp.*	100	4,315
Dionex Corp.*	100	5,094
DJ Orthopedics, Inc.*	100	4,153
Eclipsys Corp.*	100	1,791
Edwards Lifesciences Corp.*	200	9,318
Eli Lilly & Co.	3,600	205,200
Emdeon Corp.*	1,104	12,928
Encysive Pharmaceuticals, Inc.*	200	860
Endo Pharmaceuticals Holdings, Inc.*	500	16,275
Enzo Biochem, Inc.*	100	1,219
Enzon Pharmaceuticals, Inc.*	200	1,650
eResearch Technology, Inc.*	200	1,622
Exelixis, Inc.*	300	2,613
Express Scripts, Inc.*	500	37,745
Fisher Scientific International, Inc.*	500	39,120
Forest Laboratories, Inc.*	1,200	60,732
Foxhollow Technologies, Inc.*	100	3,419
The accompanying notes are an integral part of the financial statements.

		Market
	Shares	Value

Genentech, Inc.*	1,700	140,590
Genesis HealthCare Corp.*	100	4,763
Gen-Probe, Inc.*	200	9,378
Gentiva Health Services, Inc.*	100	1,644
Genzyme Corp.*	1,000	67,470
Geron Corp.*	200	1,254
Gilead Sciences, Inc.*	1,700	116,790
Greatbatch, Inc.*	100	2,262
Haemonetics Corp.*	100	4,680
HCA, Inc.	7,375	367,939
Health Management Associates, Inc. (Class A)	900	18,810
Health Net, Inc.*	400	17,408
HealthExtras, Inc.*	100	2,831
HealthTronics, Inc.*	100	617
Healthways, Inc.*	100	4,460
Henry Schein, Inc.*	300	15,042
Hillenbrand Industries, Inc.	200	11,396
Hologic, Inc.*	200	8,704
Hospira, Inc.*	600	22,962
Human Genome Sciences, Inc.*	400	4,616
Humana, Inc.*	600	39,654
ICOS Corp.*	200	5,012
ICU Medical, Inc.*	100	4,548
Idexx Laboratories, Inc.*	100	9,114
I-Flow Corp.*	100	1,202
Illumina, Inc.*	200	6,608
ImClone Systems, Inc.*	300	8,496
Immucor, Inc.*	300	6,723
IMS Health, Inc.	700	18,648
Incyte Corp.*	300	1,269
Integra LifeSciences Holdings Corp.*	100	3,748
Intermagnetics General Corp.*	150	4,058
InterMune, Inc.*	100	1,642
Intuitive Surgical, Inc.*	141	14,868
Invacare Corp.	100	2,352
inVentive Health, Inc.*	100	3,203
Inverness Medical Innovations, Inc.*	100	3,476
Invitrogen Corp.*	200	12,682
IRIS International, Inc.*	100	1,150
Isis Pharmaceuticals, Inc.*	200	1,436
Johnson & Johnson	13,150	853,961
Keryx Biopharmaceuticals, Inc.*	100	1,183
Kindred Healthcare, Inc.*	100	2,973
Kinetic Concepts, Inc.*	200	6,292
King Pharmaceuticals, Inc.*	800	13,624
Kos Pharmaceuticals, Inc.*	100	4,942
KV Pharmaceutical Com. (Class A)*	100	2,370
Kyphon, Inc.*	200	7,484
Laboratory Corp. of America Holdings*	500	32,785
LCA-Vision, Inc.	100	4,131
Lifecell Corp.*	100	3,222
LifePoint Hospitals, Inc.*	200	7,064
Lincare Holdings, Inc.*	400	13,856
Luminex Corp.*	100	1,823
Magellan Health Services, Inc.*	100	4,260
MannKind Corp.*	100	1,900
Manor Care, Inc.	300	15,684
Martek Biosciences Corp.*	100	2,151
Matria Healthcare, Inc.*	100	2,779
McKesson Corp.	1,100	57,992
Medarex Inc.*	400	4,296
Medco Health Solutions, Inc.*	1,100	66,121
Medicines Co.*	200	4,512
Medicis Pharmaceutical Corp. (Class A)	200	6,470
Medimmune, Inc.*	900	26,289
Medtronic, Inc.	4,400	204,336
Mentor Corp.	100	5,039
Merck & Co., Inc.	8,000	335,200
Merge Technologies, Inc.*	100	688
Meridian Bioscience, Inc.	100	2,351
Merit Medical Systems, Inc.*	100	1,358
MGI Pharma, Inc.*	300	5,163
Millennium Pharmaceuticals, Inc.*	1,000	9,950
Millipore Corp.*	200	12,260
Molecular Devices Corp.*	100	1,849
Monogram Biosciences, Inc.*	400	612
Mylan Laboratories, Inc.	700	14,091
Myogen, Inc.*	200	7,016
Myriad Genetics, Inc.*	100	2,465
Nabi Biopharmaceuticals*	200	1,156
Nektar Therapeutics*	300	4,323
Neurocrine Biosciences, Inc.*	100	1,075
New River Pharmaceuticals, Inc.*	100	2,573
Northfield Laboratories, Inc.*	100	1,436
Noven Pharmaceuticals, Inc.*	100	2,412
NPS Pharmaceuticals, Inc.*	100	381
The accompanying notes are an integral part of the financial statements.

		Market
	Shares	Value

NuVasive, Inc.*	100	2,011
Nuvelo, Inc.*	200	3,648
Odyssey HealthCare, Inc.*	100	1,418
Omnicare, Inc.	500	21,545
Omnicell, Inc. *	200	3,578
Onyx Pharmaceuticals, Inc.*	100	1,729
Option Care, Inc.	100	1,339
OraSure Technologies, Inc.*	200	1,608
OSI Pharmaceuticals, Inc.*	212	7,956
Owens & Minor, Inc.	100	3,289
Palomar Medical Technologies, Inc.*	100	4,220
Par Pharmaceutical Cos., Inc.*	100	1,824
Parexel International Corp.*	100	3,309
Patterson Cos., Inc.*	500	16,805
PDL BioPharma, Inc.*	400	7,680
Pediatrix Medical Group, Inc.*	200	9,120
Penwest Pharmaceuticals Co.*	100	1,665
PerkinElmer, Inc.	400	7,572
Perrigo Co.	300	5,091
Per-Se Technologies, Inc.*	122	2,779
Pfizer, Inc.	37,225	1,055,701
Pharmaceutical Product Development, Inc.	400	14,276
Pharmion Corp.*	100	2,155
Phase Forward, Inc.*	100	1,194
PolyMedica Corp.	100	4,281
PRA International*	100	2,669
Progenics Pharmaceuticals, Inc.*	100	2,346
PSS World Medical, Inc.*	200	3,998
Psychiatric Solutions, Inc.*	200	6,818
Quest Diagnostics, Inc.	600	36,696
Regeneron Pharmaceuticals, Inc.*	200	3,138
RehabCare Group, Inc.*	100	1,310
Res-Care, Inc.*	100	2,009
Resmed, Inc.*	300	12,075
Respironics, Inc.*	300	11,583
Rigel Pharmaceuticals, Inc.*	100	1,027
Salix Pharmaceuticals Ltd.*	100	1,356
Schering-Plough Corp.	5,400	119,286
Sciele Pharma, Inc.*	100	1,884
Senomyx, Inc.*	100	1,537
Sepracor, Inc.*	400	19,376
Sierra Health Services, Inc.*	200	7,568
Sirona Dental Systems, Inc.	100	3,293
SonoSite, Inc.*	100	2,840
St. Jude Medical, Inc.*	1,300	45,877
STERIS Corp.	200	4,812
Stryker Corp.	1,100	54,549
Sunrise Senior Living, Inc.*	200	5,974
SuperGen, Inc.*	200	932
SurModics, Inc.*	100	3,512
Symbion, Inc.*	100	1,836
Symmetry Medical, Inc.*	100	1,509
Tanox, Inc.*	100	1,182
Techne Corp.*	200	10,172
Telik, Inc.*	200	3,558
Tenet Healthcare Corp.*	1,900	15,466
Thermo Electron Corp.*	600	23,598
Thoratec Corp.*	200	3,122
Triad Hospitals, Inc.*	300	13,209
TriZetto Group, Inc.*	100	1,514
United Surgical Partners International, Inc.*	200	4,966
United Therapeutics Corp.*	100	5,254
UnitedHealth Group, Inc.	4,930	242,556
Universal Health Services, Inc. (Class B)	200	11,986
Valeant Pharmaceuticals International	300	5,934
Varian Medical Systems, Inc.*	500	26,695
Varian, Inc.*	100	4,587
VCA Antech, Inc.*	300	10,818
Ventana Medical Systems, Inc.*	100	4,083
Vertex Pharmaceuticals, Inc.*	400	13,460
Viasys Healthcare, Inc.*	100	2,724
Viropharma, Inc.*	200	2,434
Waters Corp.*	400	18,112
Watson Pharmaceuticals, Inc.*	400	10,468
WellCare Health Plans, Inc.*	100	5,663
WellPoint, Inc.*	2,351	181,145
West Pharmaceutical Services, Inc.	100	3,927
Wright Medical Group, Inc.*	100	2,425
Wyeth	4,900	249,116
Zimmer Holdings, Inc.*	900	60,750
Zymogenetics, Inc.*	100	1,687

		8,212,313

Industrials (3.5%)
3M Co.	2,800	208,376
A.O. Smith Corp.	100	3,943

The accompanying notes are an integral part of the financial statements.

		Market
	Shares	Value

AAR Corp.*	100	2,384
ABM Industries, Inc.	100	1,876
ABX Air, Inc.*	200	1,124
ACCO Brands Corp.*	100	2,226
Actuant Corp. (Class A)	100	5,010
Acuity Brands, Inc.	200	9,080
Adesa, Inc.	300	6,933
Administaff, Inc.	100	3,370
Advisory Board Co.*	100	5,052
AGCO Corp.*	300	7,605
Airtran Holdings, Inc.*	300	2,976
Alaska Air Group, Inc.*	200	7,608
Albany International Corp.	100	3,182
Alexander & Baldwin, Inc.	200	8,874
Alliant Techsystems, Inc.*	100	8,106
Allied Waste Industries, Inc.*	800	9,016
AMERCO, Inc.*	47	3,485
American Commercial Lines, Inc.*	100	5,945
American Power Conversion Corp.	600	13,176
American Reprographics Co.*	100	3,206
American Science & Engineering, Inc.*	100	4,852
American Standard Cos., Inc.	700	29,379
American Superconductor Corp.*	100	926
Ametek, Inc.	300	13,065
AMR Corp.*	800	18,512
Apogee Enterprises, Inc.	100	1,521
Applied Industrial Technologies, Inc.	150	3,660
Aramark Corp. (Class B)	400	13,144
Arkansas Best Corp.	100	4,303
Armor Holdings, Inc.*	100	5,733
Astec Industries, Inc.*	100	2,525
ASV, Inc.*	100	1,491
Atlas Air Worldwide Holdings, Inc.*	100	4,352
Avery Dennison Corp.	400	24,068
Avis Budget Group, Inc.	360	6,584
Baldor Electric Co.	100	3,083
Banta Corp.	100	4,760
Barnes Group, Inc.	200	3,512
BE Aerospace, Inc.*	300	6,327
Beacon Roofing Supply, Inc.*	150	3,036
Belden CDT, Inc.	200	7,646
Boeing Co.	2,900	228,665
Bowne & Co., Inc.	100	1,428
Brady Corp. (Class A)	200	7,032
Briggs & Stratton Corp.	200	5,510
Brink’s Co.	200	10,612
Bucyrus International, Inc. (Class A)	150	6,363
Burlington Northern Santa Fe Corp.	1,300	95,472
Carlisle Cos., Inc.	100	8,410
Cascade Corp.	100	4,565
Caterpillar, Inc.	2,500	164,500
CBIZ, Inc.*	200	1,460
Celadon Group, Inc.*	100	1,664
Central Parking Corp.	100	1,650
Cenveo, Inc.*	200	3,764
Ceradyne, Inc.*	100	4,109
CH Robinson Worldwide, Inc.	600	26,748
ChoicePoint, Inc.*	300	10,740
Cintas Corp.	500	20,415
CIRCOR International, Inc.	100	3,055
Clarcor, Inc.	200	6,098
Clean Harbors, Inc.*	100	4,355
Coinstar, Inc.*	100	2,878
Comfort Systems USA, Inc.	100	1,146
Commercial Vehicle Group, Inc.*	100	1,926
Consolidated Graphics, Inc.*	100	6,017
Continental Airlines, Inc. (Class B)*	300	8,493
Con-way, Inc.	200	8,964
Copart, Inc.*	200	5,638
Corporate Executive Board Co.	200	17,982
Corrections Corp. of America*	300	12,975
CoStar Group, Inc.*	100	4,132
Covanta Holding Corp.*	400	8,612
CRA International, Inc.*	100	4,766
Crane Co.	200	8,360
CSX Corp.	1,600	52,528
Cubic Corp.	100	1,958
Cummins, Inc.	200	23,846
Curtiss-Wright Corp.	200	6,070
Danaher Corp.	900	61,803
Deere & Co.	900	75,519
Deluxe Corp.	200	3,420
Diamond Management & Technology Consultants, Inc. *	100	1,114
Dollar Thrifty Automotive Group, Inc.*	100	4,457
Donaldson Co., Inc.	300	11,070
Dover Corp.	800	37,952
The accompanying notes are an integral part of the financial statements.

		Market
	Shares	Value

DRS Technologies, Inc.	126	5,502
Dun & Bradstreet Corp.*	300	22,497
Eaton Corp.	600	41,310
EDO Corp.	100	2,288
EGL, Inc.*	100	3,644
ElkCorp.	100	2,715
EMCOR Group, Inc.*	100	5,484
Emerson Electric Co.	1,500	125,790
Encore Wire Corp.*	100	3,529
Energy Conversion Devices, Inc.*	100	3,704
EnerSys*	200	3,208
Ennis, Inc.	100	2,165
EnPro Industries, Inc.*	100	3,006
Equifax, Inc.	500	18,355
ESCO Technologies, Inc.*	100	4,604
Essex Corp.*	100	1,740
Esterline Technologies Corp.*	100	3,376
Evergreen Solar, Inc.*	200	1,660
Expeditors International of Washington, Inc.	800	35,664
ExpressJet Holdings, Inc.*	200	1,322
Fastenal Co.	500	19,285
Federal Signal Corp.	200	3,050
FedEx Corp.	1,149	124,873
Florida East Coast Industries, Inc.	100	5,708
Flow International Corp.*	100	1,297
Flowserve Corp.*	200	10,118
Fluor Corp.	300	23,067
Forward Air Corp.	100	3,309
Franklin Electric Co., Inc.	100	5,314
Freightcar America, Inc.	100	5,300
Frontier Airlines Holdings, Inc.*	100	825
FTI Consulting, Inc.*	100	2,506
FuelCell Energy, Inc.*	200	1,522
G&K Services, Inc. (Class A)	100	3,643
Gardner Denver, Inc.*	200	6,616
GATX Corp.	200	8,274
GenCorp., Inc.*	200	2,568
General Cable Corp.*	200	7,642
General Dynamics Corp.	1,500	107,505
General Electric Co.	38,000	1,341,400
Genesee & Wyoming, Inc. (Class A)*	150	3,483
Genlyte Group, Inc.*	100	7,120
Geo Group, Inc.*	100	4,225
Global Cash Access Holdings, Inc.*	100	1,509
Goodrich Corp.	500	20,260
Graco, Inc.	300	11,718
GrafTech International Ltd.*	300	1,752
Granite Construction, Inc.	100	5,335
Griffon Corp.*	100	2,387
Harsco Corp.	200	15,530
Healthcare Services Group, Inc.	100	2,516
Heartland Express, Inc.	266	4,171
Heico Corp.	100	3,430
Heidrick & Struggles, Inc.*	100	3,600
Herman Miller, Inc.	200	6,842
Hexcel Corp.*	300	4,245
HNI Corp.	200	8,316
Honeywell International, Inc.	3,000	122,700
Hub Group, Inc. (Class A)*	200	4,556
Hubbell, Inc. (Class B)	200	9,580
Hudson Highland Group, Inc.*	100	980
Huron Consulting Group, Inc.*	100	3,920
IDEX Corp.	200	8,610
IHS, Inc. (Class A)*	100	3,208
Ii-Vi, Inc.*	100	2,492
IKON Office Solutions, Inc.	400	5,376
Illinois Tool Works, Inc.	1,800	80,820
Infrasource Services, Inc.*	100	1,755
Insituform Technologies, Inc. (Class A)*	100	2,428
Interline Brands, Inc.*	100	2,468
ITT Corp.	700	35,889
Jacobs Engineering Group, Inc.*	200	14,946
Jacuzzi Brands, Inc.*	300	2,997
JB Hunt Transport Services, Inc.	400	8,308
JetBlue Airways Corp.*	550	5,099
JLG Industries, Inc.	400	7,924
John H. Harland Co.	100	3,645
Joy Global, Inc.	450	16,925
Kadant, Inc.*	100	2,456
Kaman Corp.	100	1,801
Kansas City Southern Industries, Inc.*	300	8,193
Kaydon Corp.	100	3,702
Kelly Services, Inc. (Class A)	100	2,741
Kenexa Corp.*	100	2,522
Kennametal, Inc.	200	11,330
Kforce, Inc.*	100	1,193
The accompanying notes are an integral part of the financial statements.

		Market
	Shares	Value

Kirby Corp.*	200	6,266
Knight Transportation, Inc.	150	2,543
Knoll, Inc.	100	2,020
KornFerry International*	100	2,094
L-3 Communications Holdings, Inc.	500	39,165
Labor Ready, Inc.*	200	3,186
Laidlaw International, Inc.	300	8,199
Landstar System, Inc.	200	8,540
LECG Corp.*	100	1,876
Lennox International, Inc.	200	4,580
Lincoln Electric Holdings, Inc.	200	10,890
Lockheed Martin Corp.	1,300	111,878
LSI Industries, Inc.	100	1,625
Manitowoc Co., Inc.	200	8,958
Manpower, Inc.	300	18,381
Masco Corp.	1,400	38,388
McGrath RentCorp.	100	2,560
Medis Technologies Ltd.*	100	2,471
Mine Safety Appliances Co.	100	3,564
Mobile Mini, Inc.*	200	5,682
Monster Worldwide, Inc.*	500	18,095
Moog, Inc. (Class A)*	100	3,466
MSC Industrial Direct Co.	200	8,148
Mueller Industries, Inc.	100	3,517
Mueller Water Products, Inc. (Class A)*	100	1,461
NACCO Industries, Inc. (Class A)	28	3,805
Navigant Consulting, Inc.*	200	4,012
Navistar International Corp.*	200	5,164
NCI Building Systems, Inc.*	100	5,817
NCO Group, Inc.*	100	2,622
Nordson Corp.	100	3,986
Norfolk Southern Corp.	1,500	66,075
Northrop Grumman Corp.	1,300	88,491
Old Dominion Freight Line*	150	4,505
Orbital Sciences Corp.*	200	3,754
Oshkosh Truck Corp.	300	15,141
PACCAR, Inc.	900	51,318
Pacer International, Inc.	100	2,776
Pall Corp.	400	12,324
Parker Hannifin Corp.	500	38,865
Pentair, Inc.	400	10,476
Perini Corp.*	100	2,088
PharmaNet Development Group, Inc. *	100	1,943
PHH Corp.*	200	5,480
Pitney Bowes, Inc.	800	35,496
Plug Power, Inc.*	200	814
Power-One, Inc.*	300	2,172
Precision Castparts Corp.	500	31,580
Quanta Services, Inc.*	400	6,744
R.R. Donnelley & Sons Co.	800	26,368
RailAmerica, Inc.*	100	1,092
Raven Industries, Inc.	100	3,001
Raytheon Co.	1,600	76,816
RBC Bearings Inc.*	100	2,415
Regal-Beloit Corp.	100	4,350
Republic Airways Holdings, Inc.*	100	1,552
Republic Services, Inc.	500	20,105
Resources Connection, Inc.*	200	5,358
Robert Half International, Inc.	600	20,382
Rockwell Automation, Inc.	700	40,670
Rockwell Collins, Inc.	600	32,904
Rollins, Inc.	100	2,111
Roper Industries, Inc.	300	13,422
Rush Enterprises, Inc. (Class A)*	100	1,668
Ryder System, Inc.	200	10,336
Saia, Inc. *	100	3,260
School Specialty, Inc.*	100	3,529
Shaw Group, Inc.*	300	7,092
Simpson Manufacturing Co., Inc.	100	2,703
Skywest, Inc.	200	4,904
Southwest Airlines Co.	3,000	49,980
Spherion Corp.*	200	1,430
SPX Corp.	200	10,688
Steelcase, Inc. (Class A)	200	3,138
Stericycle, Inc.*	200	13,958
Superior Essex, Inc.*	100	3,425
Swift Transportation Co., Inc.*	200	4,744
Taser International, Inc.*	200	1,532
Tecumseh Products Co. (Class A)*	100	1,521
Teledyne Technologies, Inc.*	100	3,960
Teleflex, Inc.	200	11,128
TeleTech Holdings, Inc.*	100	1,563
Terex Corp.*	400	18,088
Tetra Tech, Inc.*	200	3,484
Textron, Inc.	500	43,750
Thomas & Betts Corp.*	200	9,542
The accompanying notes are an integral part of the financial statements.

		Market
	Shares	Value

Timken Co.	300	8,934
Toro Co.	200	8,434
Tredegar Corp.	100	1,674
Trinity Industries, Inc.	300	9,651
Triumph Group, Inc.	100	4,235
U.S. Airways Group, Inc.*	200	8,866
UAL Corp.*	400	10,628
UAP Holding Corp.	200	4,274
Union Pacific Corp.	3,975	349,800
United Industrial Corp.	100	5,350
United Parcel Service, Inc. (Class B)	2,400	172,656
United Rentals, Inc.*	200	4,650
United Stationers, Inc.*	100	4,651
United Technologies Corp.	3,700	234,395
Universal Forest Products, Inc.	100	4,905
URS Corp.*	200	7,778
USG Corp.*	300	14,112
Valmont Industries, Inc.	100	5,225
Viad Corp.	100	3,541
Vicor Corp.	100	1,154
W.W. Grainger, Inc.	300	20,106
Wabash National Corp.	100	1,369
Wabtec Corp.	200	5,426
Walter Industries, Inc.	200	8,536
Washington Group International, Inc.	100	5,886
Waste Connections, Inc.*	200	7,582
Waste Management, Inc.	2,000	73,360
Watsco, Inc.	100	4,601
Watson Wyatt Worldwide, Inc. (Class A)	200	8,184
Watts Water Technologies, Inc. (Class A)	100	3,176
Werner Enterprises, Inc.	200	3,742
WESCO International, Inc.*	200	11,606
West Corp.*	100	4,830
Williams Scotsman International, Inc.*	100	2,136
Woodward Governor Co.	100	3,354
YRC Worldwide, Inc.*	200	7,408

		6,158,846

Information Technology (5.4%)
3Com Corp.*	1,300	5,733
Actel Corp.*	100	1,555
Activision, Inc.*	900	13,590
Acxiom Corp.	300	7,398
Adaptec, Inc.*	400	1,764
ADC Telecommunications, Inc.*	400	6,000
Adobe Systems, Inc.*	2,176	81,491
Adtran, Inc.	200	4,768
Advanced Energy Industries, Inc.*	100	1,704
Advanced Micro Devices, Inc.*	1,800	44,730
Advent Software, Inc.*	100	3,621
Aeroflex, Inc.*	300	3,084
Affiliated Computer Services, Inc. (Class A)*	400	20,744
Agere Systems, Inc.*	600	8,958
Agile Software Corp.*	200	1,306
Agilent Technologies, Inc.*	1,531	50,048
Agilysys, Inc.	100	1,404
Akamai Technologies, Inc.*	600	29,994
Alliance Data Systems Corp.*	300	16,557
Altera Corp.*	1,400	25,732
Altiris, Inc.*	100	2,109
AMIS Holdings, Inc.*	200	1,898
Amkor Technology, Inc.*	400	2,064
Amphenol Corp. (Class A)	300	18,579
Analog Devices, Inc.	1,300	38,207
Andrew Corp.*	500	4,615
Anixter International, Inc.*	100	5,647
Ansys, Inc.*	100	4,418
Apple Computer, Inc.*	3,100	238,793
Applied Materials, Inc.	5,700	101,061
Applied Micro Circuits Corp.*	1,000	2,890
aQuantive, Inc.*	300	7,086
Ariba, Inc.*	200	1,498
Arris Group, Inc.*	300	3,438
Arrow Electronics, Inc.*	400	10,972
Aspen Technology, Inc.*	200	2,184
Atheros Communications, Inc.*	200	3,626
Atmel Corp.*	1,400	8,456
ATMI, Inc.*	100	2,907
Autodesk, Inc.*	800	27,824
Automatic Data Processing, Inc.	2,100	99,414
Avaya, Inc.*	1,600	18,304
Avid Technology, Inc.*	200	7,284
Avnet, Inc.*	500	9,810
Avocent Corp.*	200	6,024
AVX Corp.	200	3,538
Axcelis Technologies, Inc.*	300	2,118

The accompanying notes are an integral part of the financial statements.

		Market
	Shares	Value

BEA Systems, Inc.*	1,500	22,800
BearingPoint, Inc.*	600	4,716
Benchmark Electronics, Inc.*	250	6,720
BISYS Group, Inc.*	400	4,344
Black Box Corp.	100	3,892
Blackbaud, Inc.	100	2,199
Blackboard, Inc.*	100	2,650
BMC Software, Inc.*	800	21,776
Borland Software Corp.*	300	1,719
Brightpoint, Inc.*	270	3,839
Broadcom Corp. (Class A)*	1,600	48,544
Brocade Communications Systems, Inc.*	900	6,354
Brooks Automation, Inc.*	311	4,059
CA, Inc.	9,700	229,793
Cabot Microelectronics Corp.*	100	2,882
CACI International, Inc. (Class A)*	100	5,501
Cadence Design Systems, Inc.*	1,100	18,656
C-COR, Inc.*	200	1,716
CDW Corp.	200	12,336
Ceridian Corp.*	500	11,180
CheckFree Corp.*	300	12,396
Checkpoint Systems, Inc.*	100	1,651
Ciber, Inc.*	200	1,326
Cirrus Logic, Inc.*	300	2,187
Cisco Systems, Inc.*	22,300	512,900
Citrix Systems, Inc.*	700	25,347
CMGI, Inc.*	1,600	1,696
CNET Networks, Inc.*	400	3,832
Cogent, Inc.*	100	1,373
Cognex Corp.	200	5,052
Cognizant Technology Solutions Corp. (Class A)*	500	37,030
Coherent, Inc.*	100	3,466
Cohu, Inc.	100	1,783
CommScope, Inc.*	200	6,572
Computer Sciences Corp.*	3,600	176,832
Compuware Corp.*	1,300	10,127
Comtech Telecommunications Corp.*	100	3,348
Comverse Technology, Inc.*	700	15,008
Concur Technologies, Inc.*	100	1,455
Conexant Systems, Inc.*	1,600	3,200
Convergys Corp.*	500	10,325
Corning, Inc.*	5,700	139,137
Covansys Corp.*	100	1,714
Credence Systems Corp.*	300	855
Cree, Inc.*	300	6,033
CSG Systems International, Inc.*	200	5,286
CTS Corp.	100	1,378
Cymer, Inc.*	200	8,782
Cypress Semiconductor Corp.*	600	10,662
Daktronics, Inc.	200	4,138
Dell, Inc.*	8,400	191,856
Diebold, Inc.	300	13,059
Digital Insight Corp.*	100	2,932
Digital River, Inc.*	200	10,224
Digitas, Inc.*	300	2,886
Diodes, Inc.*	100	4,317
Dolby Laboratories, Inc. (Class A)*	100	1,985
DSP Group, Inc.*	100	2,285
DST Systems, Inc.*	200	12,334
DTS, Inc.*	100	2,118
Dycom Industries, Inc.*	160	3,440
EarthLink, Inc.*	400	2,908
eBay, Inc.*	4,300	121,948
eFunds Corp.*	200	4,836
Electro Scientific Industries, Inc.*	100	2,060
Electronic Arts, Inc.*	1,100	61,248
Electronic Data Systems Corp.	1,900	46,588
Electronics for Imaging, Inc.*	200	4,576
EMC Corp.*	8,600	103,028
Emulex Corp.*	300	5,451
Entegris, Inc.*	400	4,364
Epicor Software Corp.*	200	2,622
Equinix, Inc.*	100	6,010
Euronet Worldwide, Inc.*	100	2,455
Exar Corp.*	100	1,329
Extreme Networks*	400	1,452
F5 Networks, Inc.*	200	10,744
Factset Research Systems, Inc.	200	9,714
Fair Isaac Corp.	200	7,314
Fairchild Semiconductor International, Inc.*	400	7,480
FEI Co.*	100	2,111
Fidelity National Information Services, Inc.	400	14,800
Filenet Corp.*	200	6,966
Finisar Corp.*	700	2,541
First Data Corp.	2,800	117,600
Fiserv, Inc.*	700	32,963
The accompanying notes are an integral part of the financial statements.

		Market
	Shares	Value

Flir Systems, Inc.*	200	5,432
Formfactor, Inc.*	200	8,426
Foundry Networks, Inc.*	400	5,260
Freescale Semiconductor, Inc.(Class B)*	1,500	57,015
Gartner, Inc.*	200	3,518
Gateway, Inc.*	900	1,701
Genesis Microchip, Inc.*	100	1,177
Gevity HR, Inc.	100	2,278
Global Imaging Systems, Inc.*	200	4,414
Global Payments, Inc.	300	13,203
Google, Inc. (Class A) *	757	304,238
Harmonic, Inc.*	300	2,205
Harris Corp.	500	22,245
Hewitt Associates, Inc. (Class A) *	200	4,852
Hewlett-Packard Co.	16,550	607,220
Hittite Microwave Corp.*	100	4,450
Hutchinson Technology, Inc.*	100	2,103
Hypercom Corp.*	200	1,356
Hyperion Solutions Corp.*	250	8,620
Imation Corp.	100	4,015
Informatica Corp.*	300	4,077
Infospace, Inc.*	100	1,844
infoUSA, Inc.	100	830
Ingram Micro, Inc. (Class A)*	500	9,580
Insight Enterprises, Inc.*	200	4,122
Integrated Device Technology, Inc.*	660	10,600
Intel Corp.	21,300	438,141
Interdigital Communications Corp.*	200	6,820
Intergraph Corp.*	100	4,288
Intermec, Inc.*	200	5,272
International Business Machines Corp.	5,700	467,058
International Rectifier Corp.*	300	10,452
Internet Capital Group, Inc.*	100	945
Internet Security Systems*	100	2,776
Intersil Corp. (Class A)	500	12,275
Inter-Tel, Inc.	100	2,160
InterVoice, Inc.*	100	634
Interwoven, Inc.*	200	2,206
Intevac, Inc.*	100	1,680
Intuit, Inc.*	1,300	41,717
Ipass, Inc.*	200	936
Iron Mountain, Inc.*	400	17,176
Itron, Inc.*	100	5,580
Ixia*	100	891
j2 Global Communications, Inc.*	200	5,434
Jabil Circuit, Inc.	700	19,999
Jack Henry & Associates, Inc.	300	6,531
JDA Software Group, Inc.*	100	1,542
JDS Uniphase Corp.*	5,700	12,483
Juniper Networks, Inc.*	2,100	36,288
Jupitermedia Corp.*	100	866
Kanbay International, Inc.*	100	2,056
Keane, Inc.*	200	2,882
KEMET Corp.*	300	2,421
KLA-Tencor Corp.	700	31,129
Komag, Inc.*	100	3,196
Kopin Corp.*	200	670
Kronos, Inc.*	100	3,409
Kulicke & Soffa Industries, Inc.*	200	1,768
L-1 Identity Solutions, Inc. *	141	1,840
Lam Research Corp.*	500	22,665
Lattice Semiconductor Corp.*	400	2,728
Lawson Software, Inc.*	400	2,900
Lexmark International, Inc. (Class A)*	400	23,064
Linear Technology Corp.	1,100	34,232
Lionbridge Technologies, Inc.*	200	1,526
Littelfuse, Inc.*	100	3,470
LoJack Corp.*	100	1,959
LSI Logic Corp.*	1,300	10,686
LTX Corp.*	200	1,002
Lucent Technologies, Inc.*	187,675	439,160
Macrovision Corp.*	200	4,738
Magma Design Automation, Inc.*	100	910
Manhattan Associates, Inc.*	100	2,414
ManTech International Corp. (Class A)*	100	3,301
Marchex, Inc. (Class B)*	100	1,534
MasTec, Inc.*	100	1,107
Mastercard, Inc. (Class A)	200	14,070
Mattson Technology, Inc.*	200	1,660
Maxim Integrated Products, Inc.	1,200	33,684
MAXIMUS, Inc.	100	2,610
McAfee, Inc.*	600	14,676
McData Corp. (Class A)*	400	2,012
MEMC Electronic Materials, Inc.*	500	18,315
Mentor Graphics Corp.*	300	4,224
Mercury Computer Systems, Inc.*	100	1,185
The accompanying notes are an integral part of the financial statements.

		Market
	Shares	Value

Methode Electronics, Inc.	100	951
Mettler-Toledo International, Inc.*	200	13,230
Micrel, Inc.*	200	1,918
Microchip Technology, Inc.	800	25,936
Micron Technology, Inc.*	2,677	46,580
Micros Systems, Inc.*	200	9,784
Microsemi Corp.*	200	3,770
Microsoft Corp.	42,650	1,165,625
MicroStrategy, Inc. (Class A)*	48	4,888
Microtune, Inc.*	200	972
Midway Games, Inc.*	100	878
MKS Instruments, Inc.*	100	2,031
Mobility Electronics, Inc.*	100	556
Molex, Inc.	500	19,485
MoneyGram International, Inc.	300	8,718
Motorola, Inc.	9,000	225,000
Move, Inc.*	500	2,455
MPS Group, Inc.*	300	4,533
MRO Software, Inc.*	100	2,567
MTS Systems Corp.	100	3,234
National Instruments Corp.	200	5,468
National Semiconductor Corp.	1,200	28,236
NAVTEQ Corp.*	300	7,833
NCR Corp.*	700	27,636
Neoware, Inc.*	100	1,359
Net 1 UEPS Technologies, Inc.*	200	4,572
Netgear, Inc.*	100	2,059
Netlogic Microsystems, Inc.*	100	2,537
Network Appliance, Inc.*	1,400	51,814
Newport Corp.*	100	1,630
Novatel Wireless, Inc.*	100	963
Novell, Inc.*	1,200	7,344
Novellus Systems, Inc.*	500	13,830
Nuance Communications, Inc.*	300	2,451
Nvidia Corp.*	1,300	38,467
OmniVision Technologies, Inc.*	200	2,854
ON Semiconductor Corp.*	500	2,940
Open Solutions, Inc.*	100	2,881
Openwave Systems, Inc.*	300	2,808
Opsware, Inc.*	300	2,703
Oracle Corp.*	19,865	352,404
Packeteer, Inc.*	100	861
Palm, Inc.*	300	4,368
Parametric Technology Corp.*	360	6,286
Park Electrochemical Corp.	100	3,168
Paxar Corp.*	100	1,998
Paychex, Inc.	1,200	44,220
PDF Solutions, Inc.*	100	1,096
Perot Systems Corp. (Class A)*	300	4,137
Photon Dynamics, Inc.*	100	1,327
Photronics, Inc.*	100	1,413
Plantronics, Inc.	200	3,506
Plexus Corp.*	200	3,840
PMC — Sierra, Inc.*	600	3,564
Polycom, Inc.*	300	7,359
Portalplayer, Inc.*	100	1,128
Powerwave Technologies, Inc.*	300	2,280
Presstek, Inc.*	100	539
Progress Software Corp.*	100	2,600
QLogic Corp.*	600	11,340
QUALCOMM, Inc.	6,100	221,735
Quality Systems, Inc.	100	3,879
Quantum Corp.*	600	1,308
Quest Software, Inc.*	200	2,856
Rackable Systems, Inc.*	100	2,737
RadiSys Corp.*	100	2,125
Rambus, Inc.*	300	5,232
RealNetworks, Inc.*	400	4,244
Red Hat, Inc.*	600	12,648
Redback Networks, Inc.*	200	2,776
Reynolds & Reynolds Co. (Class A)	200	7,902
RF Micro Devices, Inc.*	600	4,548
Rofin-Sinar Technologies, Inc.*	100	6,077
Rogers Corp.*	100	6,175
S1 Corp.*	300	1,383
Sabre Holdings Corp. (Class A)	500	11,695
SafeNet, Inc.*	100	1,819
Salesforce.com, Inc.*	300	10,764
SanDisk Corp.*	700	37,478
Sanmina-SCI Corp.*	1,700	6,358
Sapient Corp.*	300	1,635
Savvis, Inc.*	200	5,700
Scansource, Inc.*	200	6,066
Secure Computing Corp.*	100	633
Semtech Corp.*	200	2,552
Silicon Image, Inc.*	300	3,816
The accompanying notes are an integral part of the financial statements.

		Market
	Shares	Value

Silicon Laboratories, Inc.*	200	6,204
Silicon Storage Technology, Inc.*	300	1,236
Sirf Technology Holdings, Inc.*	200	4,798
Skyworks Solutions, Inc.*	500	2,595
Sohu.com, Inc.*	100	2,202
Solectron Corp.*	3,200	10,432
Sonic Solutions, Inc.*	100	1,524
SonicWALL, Inc.*	200	2,184
Sonus Networks, Inc.*	800	4,208
Spansion, Inc. (Class A)*	200	3,334
SPSS, Inc.*	100	2,493
SRA International, Inc. (Class A)*	100	3,006
Standard Microsystems Corp.*	100	2,842
Sun Microsystems, Inc.*	12,900	64,113
Sybase, Inc.*	300	7,272
Sycamore Networks, Inc.*	600	2,268
SYKES Enterprises, Inc.*	100	2,035
Symantec Corp.*	3,700	78,736
Symbol Technologies, Inc.	800	11,888
Symmetricom, Inc.*	200	1,614
Synaptics, Inc.*	100	2,437
Synopsys, Inc.*	500	9,860
Take-Two Interactive Software, Inc.*	200	2,852
Talx Corp.	150	3,678
Tech Data Corp.*	200	7,306
Technitrol, Inc.	100	2,985
Tekelec*	200	2,592
Tektronix, Inc.	300	8,679
Tellabs, Inc.*	1,500	16,440
Teradyne, Inc.*	800	10,528
Tessera Technologies, Inc.*	200	6,956
Texas Instruments, Inc.	5,700	189,525
THQ, Inc.*	250	7,292
TIBCO Software, Inc.*	700	6,286
TNS, Inc.*	100	1,506
Total System Services, Inc.	100	2,283
Transaction Systems Architects, Inc.*	100	3,432
Trident Microsystems, Inc.*	200	4,652
Trimble Navigation Ltd.*	200	9,416
Triquint Semiconductor, Inc.*	500	2,600
TTM Technologies, Inc.*	200	2,340
Tyler Technologies, Inc.*	100	1,293
Ultimate Software Group, Inc.*	100	2,353
Ultratech, Inc.*	100	1,332
Unisys Corp.*	1,100	6,226
United Online, Inc.	200	2,436
Universal Display Corp.*	100	1,103
Utstarcom, Inc.*	300	2,661
Valueclick, Inc.*	300	5,562
Varian Semiconductor Equipment Associates, Inc.*	250	9,175
Veeco Instruments, Inc.*	100	2,015
VeriFone Holdings, Inc.*	100	2,855
VeriSign, Inc.*	900	18,180
Viasat, Inc.*	100	2,508
Vignette Corp.*	100	1,354
Vishay Intertechnology, Inc.*	800	11,232
WebEx Communications, Inc.*	200	7,804
webMethods, Inc.*	200	1,530
Websense, Inc.*	200	4,322
Western Digital Corp.*	900	16,290
Wind River Systems, Inc.*	200	2,142
Witness Systems, Inc.*	100	1,753
Wright Express Corp.*	100	2,406
Xerox Corp.*	3,300	51,348
Xilinx, Inc.	1,200	26,340
Yahoo!, Inc.*	5,100	128,928
Zebra Technologies Corp. (Class A)*	300	10,722
Zoran Corp.*	200	3,216

		9,554,976

Materials (1.0%)
Air Products & Chemicals, Inc.	800	53,096
Airgas, Inc.	200	7,234
AK Steel Holding Corp.*	400	4,856
Albemarle Corp.	200	10,866
Alcoa, Inc.	3,200	89,728
Aleris International, Inc.*	100	5,054
Allegheny Technologies, Inc.	400	24,876
AMCOL International Corp.	100	2,491
Aptargroup, Inc.	100	5,088
Arch Chemicals, Inc.	100	2,845
Ashland, Inc.	200	12,756
Ball Corp.	400	16,180
Bemis Co.	400	13,144
Bowater, Inc.	200	4,114
Brush Engineered Materials, Inc.*	100	2,487
The accompanying notes are an integral part of the financial statements.

		Market
	Shares	Value

Cabot Corp.	200	7,440
Caraustar Industries, Inc.*	100	797
Carpenter Technology Corp.	100	10,751
Celanese Corp.	200	3,580
Century Aluminum Co.*	100	3,365
CF Industries Holdings, Inc.	200	3,414
Chaparral Steel Co.*	200	6,812
Chemtura Corp.	800	6,936
Chesapeake Corp.	100	1,431
Cleveland-Cliffs, Inc.	200	7,622
Coeur d’Alene Mines Corp.*	800	3,768
Commercial Metals Co.	400	8,132
Compass Minerals International, Inc.	100	2,831
Crown Holdings, Inc.*	700	13,020
Cytec Industries, Inc.	200	11,118
Deltic Timber Corp.	100	4,766
Dow Chemical Co.	3,500	136,430
Eagle Materials, Inc.	200	6,736
Eastman Chemical Co.	300	16,206
Ecolab, Inc.	700	29,974
El Du Pont de Nemours & Co.	3,400	145,656
Ferro Corp.	100	1,778
Florida Rock Industries, Inc.	200	7,742
FMC Corp.	200	12,814
Freeport-McMoRan Copper & Gold, Inc. (Class B)	700	37,282
Georgia Gulf Corp.	100	2,742
Gibraltar Industries, Inc.	100	2,218
Glatfelter	200	2,710
Greif, Inc. (Class A)	100	8,011
H.B. Fuller Co.	200	4,688
Headwaters, Inc.*	100	2,335
Hecla Mining Co.*	400	2,296
Hercules, Inc.*	400	6,308
Huntsman Corp.*	300	5,460
International Flavors & Fragrances, Inc.	300	11,862
International Paper Co.	1,500	51,945
Louisiana-Pacific Corp.	400	7,508
Lubrizol Corp.	300	13,719
Lyondell Chemical Co.	800	20,296
MacDermid, Inc.	100	3,262
Martin Marietta Materials, Inc.	200	16,924
MeadWestvaco Corp.	700	18,557
Metal Management, Inc.	100	2,784
Minerals Technologies, Inc.	100	5,340
Monsanto Co.	2,000	94,020
Mosaic Co.*	600	10,140
Myers Industries, Inc.	100	1,700
Nalco Holding Co.*	300	5,556
Neenah Paper, Inc.	100	3,423
NewMarket Corp.	100	5,816
Newmont Mining Corp.	1,500	64,125
Nucor Corp.	1,200	59,388
Olin Corp.	200	3,072
OM Group, Inc.*	100	4,394
Oregon Steel Mills, Inc.*	100	4,887
Owens-Illinois, Inc.*	500	7,710
Packaging Corp. of America	300	6,960
Pactiv Corp.*	500	14,210
Phelps Dodge Corp.	800	67,760
PolyOne Corp.*	300	2,499
PPG Industries, Inc.	600	40,248
Praxair, Inc.	1,200	70,992
Quanex Corp.	150	4,553
Reliance Steel & Aluminum Co.	200	6,428
Rock-Tenn Co. (Class A)	100	1,980
Rockwood Holdings, Inc.*	100	1,998
Rohm & Haas Co.	600	28,410
Royal Gold, Inc.	100	2,713
RPM International, Inc.	400	7,596
RTI International Metals, Inc.*	100	4,358
Ryerson, Inc.	100	2,189
Schnitzer Steel Industries, Inc.	100	3,154
Schulman (A.), Inc.	70	1,646
Schweitzer-Mauduit International, Inc.	100	1,898
Scotts Miracle-Gro Co. (Class A)	200	8,898
Sealed Air Corp.	300	16,236
Sensient Technologies Corp.	200	3,914
Sigma-Aldrich Corp.	300	22,701
Silgan Holdings, Inc.	100	3,756
Smurfit-Stone Container Corp.*	800	8,960
Sonoco Products Co.	400	13,456
Southern Copper Corp.	35	3,237
Spartech Corp.	100	2,677
Steel Dynamics, Inc.	200	10,090
Stillwater Mining Co.*	100	840
Symyx Technologies*	100	2,119
The accompanying notes are an integral part of the financial statements.

		Market
	Shares	Value

Temple-Inland, Inc.	400	16,040
Terra Industries, Inc.*	300	2,313
Texas Industries, Inc.	100	5,206
Titanium Metals Corp.*	300	7,584
Tronox, Inc. (Class B)	80	1,021
United States Steel Corp.	500	28,840
Valspar Corp.	400	10,640
Vulcan Materials Co.	400	31,300
WR Grace & Co.*	200	2,652
Wausau Paper Corp.	100	1,350
Weyerhaeuser Co.	900	55,377
Worthington Industries, Inc.	200	3,412

		1,730,623

Telecommunication Services (1.0%)
Alaska Communications Systems Group Inc.	100	1,327
Alltel Corp.	1,400	77,700
American Tower Corp. (Class A)*	1,500	54,750
AT&T, Inc.	14,226	463,198
BellSouth Corp.	6,600	282,150
Broadwing Corp.*	200	2,524
Centennial Communications Corp.	100	533
CenturyTel, Inc.	400	15,868
Cincinnati Bell, Inc.*	800	3,856
Citizens Communications Co.	1,100	15,444
Commonwealth Telephone Enterprises, Inc.	100	4,123
Covad Communications Group, Inc.*	1,000	1,490
Crown Castle International Corp.*	800	28,192
CT Communications, Inc.	100	2,172
Dobson Communications Corp.*	400	2,808
Embarq Corp.	580	28,055
FairPoint Communications, Inc.	100	1,740
FiberTower Corp. *	200	1,890
General Communication, Inc. (Class A)*	200	2,478
Golden Telecom, Inc.	100	3,025
IDT Corp. (Class B)*	200	2,884
Iowa Telecommunications Services, Inc.	100	1,979
iPCS, Inc.*	100	5,355
Leap Wireless International, Inc.*	200	9,698
Level 3 Communications, Inc.*	4,500	24,075
NeuStar, Inc. (Class A)*	200	5,550
NII Holdings, Inc.*	500	31,080
North Pittsburgh Systems, Inc.	100	2,517
Premiere Global Services, Inc.*	200	1,736
Qwest Communications International, Inc.*	5,800	50,576
SBA Communications Corp. (Class A)*	400	9,732
Sprint Nextel Corp.	10,500	180,075
SureWest Communications	100	1,947
Syniverse Holdings, Inc.*	100	1,500
Telephone & Data Systems, Inc.	400	16,840
Time Warner Telecom, Inc., Class A*	200	3,802
U.S. Cellular Corp.*	100	5,970
USA Mobility, Inc.*	100	2,284
Verizon Communications, Inc.	10,616	394,172
Windstream Corp.	1,547	20,405
Wireless Facilities, Inc.*	200	428

		1,765,928

Utilities (1.4%)
AES Corp.*	2,500	50,975
AGL Resources, Inc.	300	10,950
Allegheny Energy, Inc.*	600	24,102
Allete, Inc.	100	4,345
Alliant Energy Corp.	400	14,292
Ameren Corp.	800	42,232
American Electric Power Co., Inc.	1,500	54,555
American States Water Co.	100	3,825
Aqua America, Inc.	400	8,776
Aquila, Inc.*	1,500	6,495
Atmos Energy Corp.	300	8,565
Avista Corp.	200	4,736
Black Hills Corp.	100	3,361
California Water Service Group	100	3,693
Centerpoint Energy, Inc.	1,200	17,184
CH Energy Group, Inc.	100	5,147
Cleco Corp.	200	5,048
CMS Energy Corp.*	700	10,108
Consolidated Edison, Inc.	900	41,580
Constellation Energy Group, Inc.	700	41,440
Dominion Resources, Inc.VA	1,300	99,437
DPL, Inc.	400	10,848
DTE Energy Co.	700	29,057
Duke Energy Corp.	4,492	135,658
Duquesne Light Holdings, Inc.	300	5,898
Dynegy, Inc. (Class A)*	1,300	7,202
Edison International, Inc.	1,200	49,968
El Paso Electric Co.*	200	4,468
Empire District Electric Co.	100	2,238

The accompanying notes are an integral part of the financial statements.

		Market
	Shares	Value

Energen Corp.	300	12,561
Energy East Corp.	500	11,860
Entergy Corp.	800	62,584
Equitable Resources, Inc.	400	13,992
Exelon Corp.	2,500	151,350
FirstEnergy Corp.	1,200	67,032
FPL Group, Inc.	1,500	67,500
Great Plains Energy, Inc.	300	9,306
Hawaiian Electric Industries, Inc.	300	8,118
Idacorp, Inc.	200	7,562
ITC Holdings Corp.	100	3,120
KeySpan Corp.	600	24,684
Laclede Group, Inc.	100	3,208
MDU Resources Group, Inc.	600	13,404
MGE Energy, Inc.	100	3,238
Mirant Corp.*	843	23,022
National Fuel & Gas Co.	300	10,905
New Jersey Resources Corp.	100	4,930
Nicor, Inc.	200	8,552
NiSource, Inc.	1,000	21,740
Northeast Utilities	600	13,962
Northwest Natural Gas Co.	100	3,928
NorthWestern Corp.	100	3,498
NRG Energy, Inc.*	539	24,416
NSTAR	400	13,344
OGE Energy Corp.	300	10,833
Oneok, Inc.	400	15,116
Otter Tail Corp.	100	2,924
Peoples Energy Corp.	200	8,130
Pepco Holdings, Inc.	700	16,919
PG&E Corp.	1,300	54,145
Piedmont Natural Gas Co.	300	7,593
Pinnacle West Capital Corp.	400	18,020
PNM Resources, Inc.	200	5,514
Portland General Electric Co.	100	2,441
PPL Corp.	1,400	46,060
Progress Energy, Inc.	900	40,842
Public Service Enterprise Group, Inc.	900	55,071
Puget Energy, Inc.	400	9,092
Questar Corp.	300	24,531
Reliant Energy, Inc.*	1,000	12,310
SCANA Corp.	400	16,108
Sempra Energy	7,275	365,569
Sierra Pacific Resources*	700	10,038
South Jersey Industries, Inc.	100	2,991
Southern Co.	2,700	93,042
Southern Union Co.	400	10,564
Southwest Gas Corp.	100	3,332
TECO Energy, Inc.	700	10,955
TXU Corp.	1,700	106,284
UGI Corp.	400	9,780
UIL Holdings Corp.	166	6,225
Unisource Energy Corp.	100	3,333
Vectren Corp.	300	8,055
Westar Energy, Inc.	300	7,053
WGL Holdings, Inc.	200	6,268
Wisconsin Energy Corp.	4,175	180,109
WPS Resources Corp.	200	9,926
Xcel Energy, Inc.	1,400	28,910

		2,502,082

Total Common Stocks (Active & Passive Domestic Equities) (Cost—$57,202,898)		62,719,801

The accompanying notes are an integral part of the financial statements.

		Market
	Shares	Value

Investment Companies (Active International & Passive Domestic Equities) (9.0%)
Ares Capital Corp.	108	1,881
Longleaf Partners International Fund	405,061	7,635,393
Oakmark International Fund	309,052	8,291,876

Total Investment Companies (Active International & Passive Domestic Equities) (Cost—$14,042,047)		15,929,150

Partnerships (Active Domestic & International Equities) (14.0%) (c)
Partnership (Active Domestic Equity)
ValueAct Capital Partners II, L.P.		8,861,000
Partnerships (Active International Equity)
Liberty Square Strategic Partners IV (Asia), L.P.		4,998,000
Walter Scott International Fund LLC		10,881,000

Total Partnerships (Active Domestic & International Equities) (Cost—$21,400,000)		24,740,000

TOTAL EQUITY INVESTMENTS (Cost—$92,644,945)		103,388,951

ALTERNATIVE ASSETS (22.5%)(c)
Hedge Funds
Canyon Value Realization Fund, L.P.		9,772,000
FFIP, L.P.		8,905,000
Lansdowne European Strategic Equity Fund, L.P.		3,877,000
Perry Partners, L.P.		9,508,000
Royal Capital Value Fund, L.P.		3,804,000
Tiedemann Global Emerging Markets QP, L.P.		3,840,000

TOTAL ALTERNATIVE ASSETS (Cost—$36,500,000)		39,706,000

	Principal Amount
FIXED INCOME INVESTMENTS (11.6%)
Asset Backed Securities (1.0%)
American Express Credit Account Master Trust, Series 06-A, (Class A), 5.31%, due 08/15/11(h)(i)	300,000	299,937
Capital Auto Receivables Asset Trust, Series 06-1, (Class A) 2B, 5.35%, due 09/15/08 (h)	77,320	77,324
Capital One Auto Finance Trust, Series 06-A, (Class A) 4, 5.33%, due 12/15/12 (h)	290,000	290,081
Discover Card Master Trust, Series 06-2, (Class A), 5.32%, due 01/17/12 (h)	350,000	349,879
EMC Mortgage Loan Trust, Series 05-B, Series A1, 5.80%, due 04/25/42 (h)(i)	131,888	131,926
GE Dealer Floorplan Master Note Trust, Series 04-2, (Class A), 5.41%, due 07/20/09 (h)	200,000	200,145
Massachusetts RRB Special Pupose Trust, Series 05-1, (Class A), 4.40%, due 03/15/15	100,000	96,424
Residential Asset Securities Corp., Series 05-KS1, (Class A), 5.52%, due 05/25/34 (h)	244,068	244,255

		1,689,971

Collateralized Mortgage Obligations (2.3%)
Arran Residential Mortgages Funding plc, 5.34%, due 04/12/36 (h)(i)	270,000	269,956
Banc of America Commercial Mortgage, Inc., Series 05-3A2, 4.50%, due 07/10/43	140,000	136,897
Banc of America Commercial Mortgage, Inc., Series 06-2 A4, 5.74%, due 05/10/45 (h)	190,000	196,723
Bank of America Large Loan, Series 05-ESHA A1, 5.49%, due 07/14/20 (h)(i)	150,000	150,092
Bear Stearns Commercial Mortgage Securities, Inc., Series 06-PW13 A4, 5.54%, due 09/11/41	180,000	182,476
Countrywide Home Loan Mortgage Pass Through Trust, 6.34%, due 08/25/34 (h)	149,051	151,662
Credit Suisse Mortgage Capital Certificates, 5.47%, due 09/15/39	170,000	171,020
Global Signal, Inc., Series 06-1 A2, 5.45%, due 02/15/36	100,000	100,247
Goldman Sachs Mortgage Securities Corp. II, Series 06-GG6 A2, 5.51%, due 04/10/38 (h)	184,000	186,190
Goldman Sachs Mortgage Securities Corp. II, Series 05-GG4 A2, 4.48%, due 07/10/39	150,000	146,819
Goldman Sachs Mortgage Securities Corp. II, Series 05-GG4 A4A, 4.75%, due 07/10/39	240,000	230,672
JP Morgan Chase Commercial Mortgage Securities Corp., 6.07%, due 04/05/45 (h)	240,000	250,692
LB-UBS Commercial Mortgage Trust, Series 05-C2 A2, 4.82%, due 04/15/30	250,000	247,292
Merrill Lynch Mortgage Trust, Series 05-CKI1 A6, 5.24%, due 11/12/37 (h)	230,000	229,395
Morgan Stanley Capital I, Series 06-IQ11 A4, 5.78%, due 10/15/42 (h)	210,000	216,955
Morgan Stanley Capital, Series 05-XLF A2, 5.48%, due 08/15/19 (h)(i)	100,000	100,044
Puma Finance, Ltd., 5.70%, due 08/09/35 (h)(i)	276,433	276,953
Structured Asset Mortgage Investments, Inc., 6.82%, due 05/25/45 (h)	137,167	140,492
Structured Asset Mortgage Investments, Inc., 5.55%, due 07/25/36 (h)	168,609	168,839
Wachovia Bank Commercial Mortgage Trust, Series 05-C16 A2, 4.38%, due 10/15/41	160,000	156,543
Washington Mutual, Inc., 5.98%, due 09/25/36 (h)	186,489	186,859
Washington Mutual, Inc., 6.10%, due 10/25/36 (h)	220,000	220,308

		4,117,126

Corporate Bonds (0.2%)
Consumer Discretionary (0.0%)
British Sky Broadcasting Group PLC, 8.20%, due 07/15/09	33,000	35,354

Financials (0.2%)
Bank of America Corp.3.88%, due 01/15/08	40,000	39,329
Bank of America Corp.4.25%, due 10/01/10	16,000	15,508
Bear Stearns Cos., Inc.5.50%, due 08/15/11	29,000	29,213
CIT Group Funding Co. of Canada, 4.65%, due 07/01/10	60,000	58,704
Citigroup, Inc. 4.63%, due 08/03/10	20,000	19,654
Citigroup, Inc. 5.13%, due 02/14/11	36,000	35,976
DaimlerChrysler NA Holding Corp., 4.88%, due 06/15/10	20,000	19,432
DaimlerChrysler NA Holding Corp., 5.75%, due 09/08/11	20,000	19,906
International Lease Finance 5.13%, due 11/01/10	26,000	25,968
JP Morgan Chase & Co. 3.63%, due 05/01/08	30,000	29,288

The accompanying notes are an integral part of the financial statements.

	Principal Amount
JP Morgan Chase & Co. 5.60%, due 06/01/11	19,000	19,319
Morgan Stanley 3.63%, due 04/01/08	50,000	48,842
SLM Corp. 5.45%, due 04/25/11	15,000	15,092

		376,231

Health Care (0.0%)
Wyeth, 4.38%, due 03/01/08	22,000	21,715

Industrials (0.0%)
Kowloon Canton Railway Corp., 8.00%, due 03/15/10	20,000	21,727

Information Technology (0.0%)
Cisco Systems, Inc., 5.25%, due 02/22/11	23,000	23,097
Nextel Communications, Inc., 6.88%, due 10/31/13	18,000	18,323
Oracle Corp. and Ozark Holding, Inc., 5.00%, due 01/15/11	20,000	19,809

		61,229

Telecommunication Services (0.0%)
Telecom Italia Capital, 4.88%, due 10/01/10	40,000	38,699

Utilities (0.0%)
Dominion Resources, Inc., 8.13%, due 06/15/10	30,000	32,652
KeySpan Corp., 7.63%, 11/15/10	20,000 2	1,583

		54,235

U.S. Government Securities (8.1%)
Federal Home Loan Mortgage Corp. (0.2%)
6.25%, due 07/15/32	220,000	254,856
4.00%, due 08/17/07	80,000	79,197

		334,053

Federal National Mortgage Assn. (3.2%)
6.00%, due 10/25/36 TBA (d)(f)	2,630,000	2,641,506
5.50%, due 10/25/36 TBA (d)(f)	1,350,000	1,329,750
5.00%, due 09/01/33	572,009	551,581
5.00%, due 10/25/36 TBA (d)(f)	390,000	374,766
5.50%, due 04/01/34	435,391	430,183
5.50%, due 05/01/34	121,334	119,875

		5,447,661

Government National Mortgage Assn. (0.4%)
5.50%, due 10/15/36 TBA (d)(f)	680,000	673,306

U.S. Treasury Bonds (0.8%)
6.13%, due 11/15/27 (e)	680,000	795,334
6.25%, due 08/15/23	310,000	359,915
6.00%, due 02/15/26	210,000	240,270

		1,395,519

U.S. Treasury Notes (3.5%)
3.13%, due 10/15/08 (e)	2,130,000	2,066,100
4.88%, due 08/15/16 (f)	1,424,000	1,450,922
3.88%, due 09/15/10 (e)	1,270,000	1,237,506
4.00%, due 02/15/15 (e)	1,184,000	1,133,357
4.50%, due 11/15/15	315,000	311,948

		6,199,833

TOTAL FIXED INCOME INVESTMENTS (Cost—$20,441,067)		20,466,659

SHORT-TERM INVESTMENTS (11.5%)
Commercial Paper (0.2%)
JP Morgan Chase & Co.	295,678	295,678

4.87%, due 10/02/06 (h)

Discount Notes (8.7%)
Federal Agricultural Mortgage Corp.
5.09% due 10/30/06 (a)	3,225,000	3,211,376

Federal Home Loan Bank
5.16% due 10/18/06 (a)	3,100,000	3,092,025

Federal Home Loan Mortgage Corp.
5.15% due 10/03/06 (a)	1,410,000	1,409,395
5.14% due 10/19/06 (a)	1,300,000	1,296,480

		2,705,875

Federal Farm Credit Bank
5.10% due 10/06/06 (a)	3,265,000	3,262,225

Federal National Mortgage Assn.
5.13% due 10/12/06 (a)	3,100,000	3,094,709

U.S. Treasury Securities (2.6%)
U.S. Treasury Bills
4.76% due 12/14/06 (a)(e)	2,500,000	2,475,462
2.50% due 10/31/06	1,000,000	997,816
The accompanying notes are an integral part of the financial statements.

	Principal Amount
4.68% due 10/12/06 (a)	670,000	668,956
4.63% due 12/07/06 (a)(b)(f)	515,000	510,539

		4,652,773

TOTAL SHORT-TERM INVESTMENTS (Cost—$20,316,430)		20,314,661

TOTAL INVESTMENTS (104.1%) (Cost—$169,902,442) (g)		183,876,271
Other Liabilities in Excess of Assets (-4.1%)		(7,189,270)

NET ASSETS (100.0%)		$176,687,001

*	Non-income producing security.

(a)	Zero coupon security — rate disclosed is yield as of September 30, 2006.

(b)	All or a portion of the security was pledged to cover margin requirements for futures contracts.

(c)	Securities were valued at fair value — At September 30, 2006, the Fund held $64,446,000 of fair valued securities, representing 36.5% of net assets.

(d)	Dollar roll transaction.

(e)	All or a portion of the security has been segregated to meet the Fund’s obligation for delayed delivery securities.

(f)	Security is subject to delayed delivery. See Note 4 to the Financial Statements.

(g)	Estimated tax basis approximates book cost. See Note H to the Financial Statements.

(h)	Variable or floating Rate Security. Rate disclosed is as of September 30, 2006.

(i)	Security may be offered and sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

RRB — Revenue Refunding Bond

TBA — To be announced.
The accompanying notes are an integral part of the financial statements.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a) (1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.
Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
There were no purchases made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934, as amended, of shares of the registrant’s equity securities made in the period covered by this report.
Item 10. Submission of Matters to a Vote of Security Holders.
The Registrant did not have procedures in place by which unitholders may recommend nominees to the registrant’s board of directors.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half year covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	Not applicable.

(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Kiewit Investment Fund LLLP

By:	/s/ Robert L. Giles, Jr.
Robert L. Giles, Jr.
President

December 5, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Giles, Jr.
Robert L. Giles, Jr.
President

December 5, 2006

By:	/s/ Denise A. Meredith
Denise A. Meredith
Treasurer

December 5, 2006